   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 27, 1996

                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
================================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                  FORM N-1A
                      REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            [ ]

                       POST-EFFECTIVE AMENDMENT NO. 40                       [x]
                                     AND
                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]
                              AMENDMENT NO. 42                               [x]


                            SEI TAX EXEMPT TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             c/o CT CORPORATION
                               2 OLIVER STREET
                         BOSTON, MASSACHUSETTS 02109
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                DAVID G. LEE
                             C/O SEI CORPORATION
                           680 E. SWEDESFORD ROAD
                          WAYNE, PENNSYLVANIA 19087
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 COPIES TO:

RICHARD W. GRANT, ESQUIRE                          JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                              1800 M STREET, N.W.
PHILADELPHIA, PENNSYLVANIA 19103                   WASHINGTON, D.C.  20036



============================================================================================================
                                                                             PROPOSED
                                                          PROPOSED           MAXIMUM
                                                          MAXIMUM           AGGREGATE
        TITLE OF SECURITIES           AMOUNT BEING     OFFERING PRICE        OFFERING           AMOUNT OF
         BEING REGISTERED              REGISTERED         PER UNIT           PRICE(1)       REGISTRATION FEE
------------------------------------------------------------------------------------------------------------
 Shares of Beneficial Interest . .    $269,515,134         $1.00           $269,515,134           $100
============================================================================================================



(1) Registrant has calculated the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940 (the "1940 Act") for fiscal year ended August 31, 1996. Registrant had actual aggregate redemptions of $7,901,103,555. For its fiscal year ended August 31, 1996; has used $7,631,918,421 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $269,185,134. For reductions in its current amendment.



                 IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)



                 [x]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b), OR
                 [ ]      ON [DATE] PURSUANT TO PARAGRAPH (b), OR
                 [ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a), OR
                 [ ]      ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485



         DECLARATION PURSUANT TO RULE 24f-2: PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OR AMOUNT OF ITS SHARES OF BENEFICIAL INTEREST UNDER THE SECURITIES ACT OF 1933. THE RULE 24f-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDING AUGUST 31, 1996 WAS FILED ON OCTOBER 30, 1996.

                              SEI TAX EXEMPT TRUST


                        POST-EFFECTIVE AMENDMENT NO. 40


                             CROSS REFERENCE SHEET


PART A -- ALL FUNDS (EXCEPT TAX FREE PORTFOLIO CLASS D SHARES)



N-1A ITEM NO.                                                                LOCATION
-------------                                                                --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies; General
                                                                               Investment Policies; Investment Limitations; General
                                                                               Information--The Trust
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .       The Manager and Shareholder Servicing Agent; The
                                                                               Adviser; General Information--Trustees of the Trust;
                                                                               General Information--Custodian and Wire Agent
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      **
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Taxes; General Information--Voting Rights; General
                                                                               Information--Shareholder Inquiries; General
                                                                               Information--Dividends; Taxes
   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *

PART A -- TAX FREE PORTFOLIO CLASS D SHARES
-------------------------------------------

N-1A ITEM NO.                                                            LOCATION
-------------                                                            --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies; General
                                                                               Investment Policies; Risk Factors; Investment
                                                                               Limitations; General Information--The Trust
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .      The Manager and Shareholder Servicing Agent; The
                                                                               Adviser; General Information--Trustees of the Trust;
                                                                               General Information--Custodian and Wire Agent
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      **
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Taxes; General Information--Voting Rights, General
                                                                               Information--Shareholder Inquiries; General
                                                                               Information--Dividends

   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of
                                                                               Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *

PART B -- ALL FUNDS
-------------------

N-1A ITEM NO.                                                            LOCATION
-------------                                                            --------
   Item 10.    Cover Page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 11.    Table of Contents  . . . . . . . . . . . . . . . . . . .      Table of Contents
   Item 12.    General Information and History  . . . . . . . . . . . .      *
   Item 13.    Investment Objectives and Policies . . . . . . . . . . .      The Trust; Description of Permitted Investments;
                                                                               Investment Limitations
   Item 14.    Management of the Registrant . . . . . . . . . . . . . .      The Manager and Shareholder
                                                                               Servicing Agent; Trustees and Officers of the Trust
   Item 15.    Control Persons and Principal Holders
                of Securities . . . . . . . . . . . . . . . . . . . . .      Trustees  and Officers of the Trust
   Item 16.    Investment Advisory and Other Services . . . . . . . . .      The Manager and Shareholder Servicing Agent; The
                                                                               Advisers; Experts
   Item 17.    Brokerage Allocation and Other Practices . . . . . . . .      Portfolio Transactions
   Item 18.    Capital Stock and Other Securities . . . . . . . . . . .      Description of Shares
   Item 19.    Purchase, Redemption, and Pricing of Securities
                 Being Offered  . . . . . . . . . . . . . . . . . . . .      Determination of Net Asset
                                                                               Value; Purchase and Redemption of Shares
   Item 20.    Tax Status . . . . . . . . . . . . . . . . . . . . . . .      Taxes
   Item 21.    Underwriters . . . . . . . . . . . . . . . . . . . . . .      Distribution
   Item 22.    Calculation of Performance Data  . . . . . . . . . . . .      Calculation of Yield and Total
                                                                               Return
   Item 23.    Financial Statements . . . . . . . . . . . . . . . . . .      Financial Statements


PART C -- Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.


------------------------
*  Not Applicable
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A and Class B shares of the Institutional Tax Free Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR

ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    ANNUAL OPERATING EXPENSES (as a percentage of average net assets)                  CLASS A              CLASS B
-------------------------------------------------------------------------------------------------------------------
Management/Advisory Fees (after fee waiver) (1)                                          .29%                 .29%
12b-1 Fees                                                                               None                 None
Total Other Expenses                                                                     .04%                 .34%
    Shareholder Servicing Fees (after fee waiver) (2)                          .00%                 .25%
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                                         .33%                 .63%
-------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fee, and the Management/Advisory Fees shown reflect this voluntary waiver. The Manager reserves the right to terminate its waiver at any time in its sole discretion. Absent such fee waiver, Management/Advisory Fees for Class A and Class B shares of the Portfolio would be .40%.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Shareholder Servicing Fees for Class A and Class B shares of the Portfolio would be .25%.


(3) Absent these fee waivers, Total Operating Expenses of the Portfolio would be .69% for Class A shares and .74% for the Class B shares. Additional information may be found under "The Adviser" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                       1 yr.    3 yrs.     5 yrs.     10 yrs.
                                                                                       -----    -------    -------    --------
An investor in Class A shares of the Portfolio would pay the following expenses on a
  $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class A                                                                             $3        $11        $19        $42
    Class B                                                                             $6        $20        $35        $79
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class A and Class B shares. The Portfolio also offers Class C shares, which are subject to the same expenses, except that Class C shares bear different shareholder servicing costs. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "Distribution and Shareholder Servicing" and "The Adviser."


                                        2                                      +

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.



FOR CLASS A SHARES OUTSTANDING THROUGHOUT THE PERIOD



                                                                                            Net Realized
                              Investment                                                        and
                   Net        Activities                   Distributions                     Unrealized
                  Asset         -----                  ---------------------               Gain (Loss) on         Net
                 Value,          Net            Net           Net                           Investments       Asset Value
                Beginning     Investment     Investment     Realized         Total          and Capital           End        Total
                of Period       Income         Income         Gain       Distributions      Transactions       of Period     Return
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31:
1996              $1.00         $0.035        $ (0.035)        --           $(0.035)           --                $1.00        3.52%
1995               1.00          0.036          (0.036)        --            (0.036)           --                 1.00        3.70%
1994               1.00          0.025          (0.025)        --            (0.025)           --                 1.00        2.51%
1993               1.00          0.026          (0.026)        --            (0.026)           --                 1.00        2.59%
1992               1.00          0.036          (0.036)        --            (0.036)           --                 1.00        3.66%
1991               1.00          0.049          (0.049)        --            (0.049)           --                 1.00        5.20%
1990 (1)           1.00          0.033          (0.033)        --            (0.033)           --                 1.00        3.32%+
FOR THE YEARS ENDED JANUARY 31:
1990              $1.00         $0.059        $ (0.059)        --           $(0.059)           --                $1.00        6.11%
1989               1.00          0.048          (0.048)        --            (0.048)           --                 1.00        5.05%
1988               1.00          0.042          (0.042)        --            (0.042)           --                 1.00        4.28%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                              Ratio of        Ratio of       Investment
                                              Expenses          Net          Income to
                 Net          Ratio of       to Average      Investment       Average
             Assets, End      Expenses       Net Assets      Income to       Net Assets      Portfolio
              of Period      to Average      (Excluding       Average        (Excluding      Turnover
                (000)        Net Assets     Fee Waivers)     Net Assets     Fee Waivers)       Rate
------------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31:
1996          $  835,388        0.33%           0.49%           3.46%           3.30%          --
1995             788,877        0.33%           0.52%           3.64%           3.45%          --
1994             835,516        0.33%           0.50%           2.48%           2.31%          --
1993             763,040        0.33%           0.49%           2.55%           2.39%          --
1992             623,689        0.33%           0.51%           3.54%           3.36%          --
1991             448,390        0.33%           0.53%           4.91%           4.71%          --
1990 (1)         226,658     0.33%(#)           0.56%*          5.64%*          5.41%*         --
FOR THE YEARS ENDED JANUARY 31:
1990          $  177,342        0.52%           0.60%           5.90%           5.82%          --
1989              99,774        0.55%           0.57%           4.80%           4.78%          --
1988             223,653        0.55%           0.56%           4.20%           4.19%          --
-----------
-----------
*      Annualized
+      Return is for the period indicated and has not been annualized.
(1)    In August 1990, the Trustees changed the fiscal year end of the Trust from January 31 to August 31.

FOR CLASS B SHARES OUTSTANDING THROUGHOUT THE PERIOD


                                                                                      Net Realized
                             Investment                                                   and
                   Net       Activities                   Distributions                Unrealized
                  Asset      ----------    --------------------------------------    Gain (Loss) on         Net
                 Value,         Net           Net          Net                        Investments       Asset Value
                Beginning    Investment    Investment    Realized       Total         and Capital           End         Total
                of Period      Income        Income        Gain      Distributions    Transactions       of Period      Return
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class B
FOR THE YEARS ENDED AUGUST 31:
1996            $1.00        $0.032        $(0.032)          --      $(0.032)               --          $1.00           3.21%
1995             1.00         0.033         (0.033)          --       (0.033)               --           1.00           3.39%
1994             1.00         0.022         (0.022)          --       (0.022)               --           1.00           2.21%
1993             1.00         0.023         (0.023)          --       (0.023)               --           1.00           2.29%
1992             1.00         0.033         (0.033)          --       (0.033)               --           1.00           3.35%
1991(2)          1.00         0.038         (0.038)          --       (0.038)               --           1.00           3.89%+
=================================================================================================================================
                                                                                Ratio of
                                                                                  Net
                                                Ratio of        Ratio of       Investment
                                                Expenses          Net          Income to
                  Net           Ratio of       to Average      Investment       Average
              Assets, End       Expenses       Net Assets      Income to       Net Assets      Portfolio
               of Period       to Average      (Excluding       Average        (Excluding      Turnover
                 (000)         Net Assets     Fee Waivers)     Net Assets     Fee Waivers)       Rate
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class B
FOR THE YEARS ENDED AUGUST 31:
1996            $14,156           0.63%           0.80%           3.16%            2.99%           --
1995             15,084           0.63%           0.82%           3.32%            3.13%           --
1994             21,725           0.63%           0.81%           2.31%            2.13%           --
1993              3,040           0.63%           0.79%           2.22%            2.06%           --
1992                686           0.63%           0.81%           3.22%            3.04%           --
1991(2)           1,515           0.63%*          0.84%*          4.34%*           4.13%*          --
=================================================================================================================================
*      Annualized
+      Return is for the period indicated and has not been annualized.
(1)    The Institutional Tax-Free Portfolio-Class B commenced operations on October 15, 1990.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A and Class B shares of the Trust's Institutional Tax Free Portfolio (the "Portfolio"). As of September 30, 1996, the aggregate net assets of all classes of the Institutional Tax Free Portfolio was $836,115,973. Investors may also purchase Class C shares of the Portfolio. Each class provides for variation in shareholder servicing expenses, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES


                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.


                             The Portfolio invests in U.S. dollar denominated
                      municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio to invest at least 80% of its net assets in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers, and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet rating requirements imposed by Rule 2a-7 or, if not rated, are determined to be of comparable quality by Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser or "WPG"). See "General Investment Policies."

                             The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.
                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.

                             The Portfolio may purchase securities on a
                      "when-issued" basis, variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. The Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.

                             Taxable money market instruments in which the
                      Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or

                      U.S. branches of foreign banks) that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and that have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.



                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.


INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      The Portfolio may not:

                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.

THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses to not more than .33% of the average daily net assets of the Class A shares of the Portfolio and not more than .63% of the average daily net assets of the Class B shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .25% of its average daily net assets.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                             For its services, the Adviser is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1996 the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.

DISTRIBUTION

AND SHAREHOLDER
SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                             The Portfolio has adopted plans under which firms,
                      including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.


                             Under the Class A plan, the Portfolio will pay the
                      Distributor a fee at an annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Administrative services include sub-accounting, providing information on share positions to clients, forwarding shareholder communications to clients, processing purchase, exchange and redemption orders, and processing divided payments.


                             Under the Class B shareholder service plan, the
                      Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under its administrative services plan, Class B shares will pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05%). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders and processing dividend payments.


                             It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.


                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.

                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolios. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.


PURCHASE AND
REDEMPTION OF
SHARES

                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to 2:00 p.m., Eastern time on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed.

                             The Trust reserves the right to reject a purchase
                      order when the Transfer Agent determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.
                             The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time on each Business Day.



                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption will be effective on the next Business Day.

                             If a shareholder's aggregate balance is less than
                      $45 million as a result of redemption or transfer, for a period of seven consecutive days, the Trust reserves the right to redeem that shareholder's shares in the Portfolio for their current net asset value. Before the Trust redeems such shares, the shareholder will be given notice that the value of its shares is less than the minimum amount and will be allowed sixty days to make an additional investment in an amount that will increase the value of the account to at least $50 million.
                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE


                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                             The performance of Class A shares will normally be
                      higher than that of Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.


TAXES

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving
                      Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange, or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.


GENERAL INFORMATION

The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term
                      Municipal Portfolio, Pennsylvania

                      Municipal Portfolio, Kansas Tax Free Income Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                             The Trust pay its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager.
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is determined and declared on each Business
                      Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Currently, capital gains, if any, are distributed at the end of the calendar year.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                             The dividends on Class A shares of the Portfolio
                      are normally higher than those on Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.


Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian
and Wire Agent        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.



Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate
Instruments           Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes

                                       16                                      +
                      in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       5
Investment Objective and Policies...........       5
General Investment Policies.................       6
Investment Limitations......................       7
The Manager.................................       8
The Adviser.................................       8
Distribution and Shareholder Servicing......       9
Purchase and Redemption of Shares...........      10
Performance.................................      11
Taxes.......................................      12
General Information.........................      13
Description of Permitted Investments and
  Risk Factors..............................      15

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class C shares of the Institutional Tax Free Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        CLASS C

--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                                                                  .29%
12b-1 Fees                                                                                                      None
Total Other Expenses                                                                                             .54%
    Shareholder Servicing Fees                                                                        .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)                                                                 .83%
---------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fee, and the Management/Advisory Fees shown reflect this voluntary waiver. The Manager reserves the right to terminate its waiver at any time in its sole discretion. Absent such fee waiver, Management/Advisory Fees for the Portfolio would be .40%.


(2) Absent this fee waiver, Total Operating Expenses of the Portfolio would be .94%. Additional information may be found under "The Adviser" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                                                              1 YR.    3 YRS.     5 YRS.      10 YRS.
                                                                              -----    ------     ------      -------
An investor in Class C shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and
  (2) redemption at the end of each time period:
    Class C                                                                    $8        $26        $46         $103
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio Class C shares. The Portfolio also offers Class A and Class B shares, which are subject to the same expenses, except that Class A and Class B shares bear different shareholder servicing costs. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "Distribution and Shareholder Servicing" and "The Adviser."

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR CLASS C SHARES OUTSTANDING THROUGHOUT THE PERIOD


                                                                                          Net Realized
                                                                                              and
                Net         Investment                   Distributions                     Unrealized
               Asset        Activities:    -----------------------------------------     Gain (Loss) on         Net
               Value,          Net            Net            Net                          Investments       Asset Value,
             Beginning      Investment     Investment     Realized         Total          and Capital           End          Total
             of Period        Income         Income         Gain       Distributions      Transactions       of Period       Return
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class C
FOR THE YEARS ENDED AUGUST 31,
1996 (1)       $ 1.00         $0.029         $(0.029)        --           $(0.029)           --                $ 1.00        2.92%+
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Ratio of
                                        of Expenses      Ratio of       Investment
              Net                       to Average         Net          Income to
            Assets,       Ratio of      Net Assets      Investment       Average
              End         Expenses      (Excluding      Income to       Net Assets      Portfolio
           of Period     to Average         Fee          Average        (Excluding      Turnover
             (000)       Net Assets      Waivers)       Net Assets     Fee Waivers)       Rate
-------------------------------------------------------------------------------------------------
----------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
----------------------------------
Class C
FOR THE YEARS ENDED AUGUST 31,
1996 (1)    $ 19,208      0.83%*          0.96%*         2.89%*          2.76%*           --
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
*      Annualized
+      Return is for the period indicated and has not been annualized.
(1)    The Institutional Tax Free Portfolio - Class C commenced operations on September 11, 1995.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class C shares of the Trust's Institutional Tax Free Portfolio (the "Portfolio"). As of September 30, 1996, the aggregate net assets of all classes of the Institutional Tax Free Portfolio was $836,115,973. Investors may also purchase Class A and Class B shares of the Portfolio. Each class provides for variations in shareholder servicing expenses, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES


                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.


                             The Portfolio invests in U.S. dollar denominated
                      municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). It is a fundamental policy of the Portfolio to invest at least 80% of its net assets in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers, and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are determined to be of comparable quality by Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser" or "WPG"). See "General Investment Policies."

                             The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.
                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.

                             The Portfolio may purchase securities on a
                      "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.

                             Taxable money market instruments in which the
                      Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and that have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.



                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.


INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      The Portfolio may not:
                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.



THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses to not more than .83% of the average daily net assets of Class C shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .25% of its average daily net assets.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                             For its services, the Adviser is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1996 the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION

AND SHAREHOLDER


SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investment Company ("SEI") serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                             The Portfolio has adopted plans under which firms,
                      including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.


                             Under the Class C shareholder service plans, the
                      Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class C shares will pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .25%). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders and processing divided payments.


                             It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.


                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.


                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolios. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.

PURCHASE AND

REDEMPTION OF
SHARES

                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to 2:00 p.m., Eastern time on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed.

                             The Trust reserves the right to reject a purchase
                      order when the Transfer Agent determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                             The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time on each Business Day.


                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption will be effective on the next Business Day.

                             If a shareholder's aggregate balance is less than
                      $45 million as a result of redemption or transfer, for a period of seven consecutive days, the Trust reserves the right to redeem that shareholder's shares in the Portfolio for their current net asset value. Before the Trust redeems such shares, the shareholder will be given notice that the value of its shares is less than the minimum amount and will be allowed sixty days to make an additional investment in an amount that will increase the value of the account to at least $50 million.
                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE


                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.


                             The performance of Class A shares will normally be
                      higher than that of Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.


TAXES

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.
                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.


                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange, or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.


GENERAL INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, California Tax Exempt Portfolio, Intermediate-Term
                      Municipal Portfolio, Pennsylvania Municipal Portfolio,
                      Kansas Tax Free Income Portfolio, New York
                      Intermediate-Term Municipal Portfolio, and Pennsylvania
                      Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pay its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager.
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is determined and declared on each Business
                      Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Currently, capital gains, if any, are distributed at the end of the calendar year.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                             The dividends on Class A shares of the Portfolio
                      are normally higher than those on Class B and Class C shares because of the additional administrative services expenses charged to Class B and Class C shares.


Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian
and Wire Agent        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.


Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.


U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate
Instruments           Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objective and Policies...........       4
General Investment Policies.................       5
Investment Limitations......................       6
The Manager.................................       6
The Adviser.................................       7
Distribution and Shareholder Servicing......       7
Purchase and Redemption of Shares...........       9
Performance.................................      10
Taxes.......................................      11
General Information.........................      12
Description of Permitted Investments and
  Risk Factors..............................      14

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
TAX FREE PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Tax Free Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        CLASS A

--------------------------------------------------------------------------------


Management/Advisory Fees                                                                                          .40%
12b-1 Fees                                                                                                       None
Total Other Expenses                                                                                              .05%
    Shareholder Servicing Fees (after fee waiver) (1)                                                 .01%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waiver) (2)                                                                   .45%
---------------------------------------------------------------------------------------------------------------------



(1) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Shareholder Servicing Fees for the Portfolio would be .25%.


(2) Absent this fee waiver, Total Operating Expenses for Class A shares of the Portfolio would be .69%. Additional information may be found under "The Adviser" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                        1 YR.     3 YRS.     5 YRS.     10 YRS.
                                        ------   --------   --------   ---------

An investor in Class A shares of the
 Portfolio would pay the following
 expenses on a $1,000 investment
 assuming (1) a 5% annual return and
 (2) redemption at the end of each
 time period:                             $5       $14        $25        $57


--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class A shares. The Portfolio also offers Class D shares, which are subject to the same expenses, except that Class D shares bear different distribution and transfer agent costs. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information regarding these differences may be found under "The Manager," "Distribution and Shareholder Servicing" and "The Adviser."

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                             Net
                                                                                          Realized
                                                                                             and
                                Investment                                               Unrealized
                                Activities                 Distributions                    Gain
                   Net Asset    ----------    ---------------------------------------     (Loss) on     Net Asset
                    Value,         Net           Net          Net                        Investments     Value,
                   Beginning    Investment    Investment    Realized        Total        and Capital       End        Total
                   of Period      Income        Income        Gain      Distributions    Transactions   of Period    Return*
-----------------------------------------------------------------------------------------------------------------------------
-------------------
TAX FREE PORTFOLIO
-------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
1996                 $1.00        $0.033       $ (0.033)          --       $(0.033)             --        $1.00        3.35%
1995                  1.00         0.034         (0.034)          --        (0.034)             --         1.00        3.48%
1994                  1.00         0.022         (0.022)          --        (0.022)             --         1.00        2.20%
1993                  1.00         0.023         (0.023)          --        (0.023)             --         1.00        2.29%
1992                  1.00         0.033         (0.033)          --        (0.033)             --         1.00        3.32%
1991                  1.00         0.047         (0.047)          --        (0.047)             --         1.00        4.81%
1990 (1)              1.00         0.032         (0.032)          --        (0.032)             --         1.00       3.20%+
FOR THE YEARS ENDED JANUARY 31,
1990                 $1.00        $0.059       $ (0.059)          --       $(0.059)             --        $1.00        5.97%
1989                  1.00         0.049         (0.049)          --        (0.049)             --         1.00        4.98%
1988                  1.00         0.042         (0.042)          --        (0.042)             --         1.00        4.34%
==============================================================================================================================

                                                                                       Ratio of
                                                                         Ratio of        Net
                                                                           Net        Investment
                                                      Ratio of          Investment      Income
                                                      Expenses            Income      to Average
                                    Ratio of         to Average         to Average    Net Assets
                   Net Assets,      Expenses         Net Assets         Net Assets    (Excluding    Portfolio
                  End of Period    to Average        (Excluding         (Excluding       Fee        Turnover
                      (000)        Net Assets         Waivers)           Waivers)      Waivers)       Rate
---------------------------------------------------------------------------------------------------------------
------------------
TAX FREE PORTFOLIO
------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
1996                $ 339,906         0.45%             0.50%               3.30%        3.25%          --
1995                  377,152         0.45%             0.51%               3.43%        3.37%          --
1994                  358,299         0.45%             0.53%               2.17%        2.09%          --
1993                  414,975         0.45%             0.53%               2.24%        2.16%
1992                  293,982         0.45%             0.55%               3.30%        3.20%          --
1991                  343,300         0.37%             0.55%               4.70%        4.52%          --
1990 (1)              356,814         0.45%*           0.56%*               5.46%*      5.35%*          --
FOR THE YEARS ENDED JANUARY 31,
1990                $ 464,389         0.54%             0.59%               5.90%        5.85%          --
1989                  790,629         0.46%             0.58%               4.90%        4.78%          --
1988                  938,484         0.53%             0.54%               4.20%        4.19%          --
===============================================================================================================
   *   Annualized
   +   Return is for the period indicated and has not been annualized.
 (1)   In August 1990, the Trustees changed the fiscal year end of the Trust from January 31 to August 31.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A shares of the Trust's Tax Free Portfolio (the "Portfolio"). Investors may also purchase Class D shares of the Portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT

OBJECTIVE AND

POLICIES


                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.


                             The Portfolio invests in U.S. dollar denominated
                      municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions (collectively, "Municipal Securities"). At least 80% of the Portfolio's net assets will be invested in securities the interest on which is exempt from federal income taxes, based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Portfolio. Under normal conditions, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax.


                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are determined to be of comparable quality by Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser"). See "General Investment Policies."

                             The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.
                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.
GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.
                             The Portfolio may invest in variable and floating
                      rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may invest up to 20% of its net assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities. The Portfolio will not invest more than 10% of its net assets in illiquid securities.

                             Taxable money market instruments in which the
                      Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.


                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      The Portfolio may not:

                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses of the Class A shares of the Portfolio to not more than .45% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .36% of its average daily net assets.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. acts as the Portfolio's investment adviser under an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI, and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                             For its services, the Adviser is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .04% of its relative daily net assets.


DISTRIBUTION

AND SHAREHOLDER


SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI") serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust. The Portfolio has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act.

                             The Portfolio has adopted a shareholder servicing
                      plan for Class A shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                             It is possible that an institution may offer
                      different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                             The Trust may also execute brokerage or other
                      agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                             In addition, the Distributor may, from time to time
                      in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.

PURCHASE AND
REDEMPTION OF
SHARES

                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is
                      open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to 2:00 p.m., Eastern time on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                             The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 2:00 p.m., Eastern time on each Business Day.


                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 12:30 p.m., Eastern time on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 12:30 p.m., Eastern time on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE


                      From time to time the Portfolio advertises its "current yield", "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                             The performance of Class A shares will normally be
                      higher than that of the Class D shares of the Portfolio because of the additional distribution and transfer agent expenses charged to Class D shares.


TAXES

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.

                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange or redemption of the
                      Portfolio's shares is a taxable transaction for the shareholder.

GENERAL INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Institutional Tax
                      Free Portfolio, California Tax Exempt Portfolio,
                      Intermediate-Term Municipal Portfolio, Pennsylvania
                      Municipal Portfolio, Kansas Tax Free Income Portfolio, New
                      York Intermediate-Term Municipal Portfolio, and
                      Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.

Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that Portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager.
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.

Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is determined and declared on each Business
                      Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Currently, capital gains, if any, are distributed at the end of the calendar year.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
                             The dividends on Class A shares of the Portfolio
                      are normally higher than those on Class D shares because of the additional distribution and transfer agent expenses charged to Class D shares.

Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian and
Wire Agent            CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.



Standby Commitments
and Puts
                      Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury
                      (e.g.,Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage

                      Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objective and Policies...........       4
General Investment Policies.................       5
Investment Limitations......................       6
The Manager.................................       6
The Adviser.................................       7
Distribution and Shareholder Servicing......       7
Purchase and Redemption of Shares...........       8
Performance.................................      10
Taxes.......................................      10
General Information.........................      12
Description of Permitted Investments and
  Risk Factors..............................      13


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


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


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

PROSPECTUS

DECEMBER 31, 1996

--------------------------------------------------------------------------------
TAX FREE PORTFOLIO
--------------------------------------------------------------------------------

Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Portfolio's investment goals match your own.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-437-6016. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer shareholders a convenient means of investing their funds in one or more professionally managed diversified and non-diversified portfolios of securities. The Tax Free Portfolio offers two classes of shares, Class A and Class D shares. Class D shares differ from Class A shares primarily in the allocation of certain expenses and minimum investment amounts. Class D shares are available through SEI Financial Services Company (the Trust's distributor), and through participating broker-dealers, financial institutions and other organizations. This Prospectus offers Class D shares of the Trust's Tax Free Portfolio (the "Portfolio"), a money market portfolio.


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

HOW TO READ THIS PROSPECTUS

This Prospectus gives you information that you should know about the Portfolio before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol.

            [DELTA SYMBOL IN CIRCLE]

FUND HIGHLIGHTS

The following summary provides basic information about the Class D shares of the Portfolio. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

INVESTMENT
OBJECTIVE AND
POLICIES              The Tax Free Portfolio seeks to preserve principal value
                      and maintain a high degree of liquidity while providing
                      current income exempt from federal income taxes. See
                      "Investment Objective and
                      Policies" and "Description of
                      Permitted Investments and
                      Risk Factors."
UNDERSTANDING RISK    The Portfolio invests in U.S.
                      dollar denominated municipal
                      securities, the interest on
                      which is exempt from federal
                      income taxes. The investment
                      policies of the Portfolio
                      entail certain risks and
                      considerations of which an
                      investor should be aware.
                      There can be no assurance
                      that the Portfolio will
                      achieve its investment
                      objective. See "Investment
                      Objective and Policies" and
                      "Description of Permitted
                      Investments and Risk
                      Factors."

MANAGEMENT PROFILE    Weiss, Peck & Greer, L.L.C.
                      (the "Adviser") serves as the
                      investment adviser of the
                      Portfolio. SEI Fund
                      Management serves as the
                      manager and shareholder
                      servicing agent of the Trust
                      (the "Manager"). DST Systems,
                      Inc. ("DST") serves as
                      transfer agent (the "Transfer
                      Agent") and dividend
                      disbursing agent for the
                      Class D shares of the Trust.
                      SEI Financial Services
                      Company acts as distributor
                      ("Distributor") of the
                      Trust's shares. See "The
                      Manager and Shareholder
                      Servicing Agent," "The

I,2                   Adviser" and "Distribution."

                                                     TABLE OF

                                                     CONTENTS
                                                     Fund Highlights........2
                                                     Portfolio Expenses.....4
                                                     Financial Highlights...5
                                                     Your Account and Doing
                                                       Business with Us.....6
                                                     Investment Objective and
                                                       Policies.............9
                                                     General Investment
                                                       Policies............10
                                                     Investment
                                                       Limitations.........11
                                                     The Manager and
                                                       Shareholder Servicing
                                                       Agent...............12

                                                     The Adviser...........12


                                                     Distribution..........13

                                                     Performance...........14
                                                     Taxes.................14
                                                     Additional Information
                                                     About Doing Business

                                                     With Us...............16

                                                     General Information...19
                                                     Description of Permitted
                                                       Investments and Risk
                                                       Factors.............21

YOUR ACCOUNT
AND DOING BUSINESS
WITH US You may open an account with just $1,000, and make additional investments with as little as $100. Redemptions of the Portfolio's shares are made at net asset value per share. See "Your Account and Doing Business With Us."

DIVIDENDS             Substantially all of the net
                      investment income (exclusive   [DELTA SYMBOL IN CIRCLE]
                      of capital gains) of the
                      Portfolio is
                      distributed in the form of               INVESTMENT
                      dividends that will be                   PHILOSOPHY
                      declared daily and paid        Believing that no single
                      monthly on the first Business  investment adviser can
                      Day of each month. Any         deliver outstanding
                      realized net capital gain is   performance in every
                      distributed at least           investment category, only
                      annually. Distributions are    those advisers who have
                      paid in additional shares      distinguished themselves
                      unless the shareholder elects  within their areas of
                      to take the payment in cash.   specialization are selected
                      See "General Information--     to advise our mutual funds.
                      Dividends."

INFORMATION/          For more information about Class D Shares, call
SERVICE CONTACTS      1-800-437-6016.

PORTFOLIO EXPENSES

The purpose of the following table is to help you understand the various cost and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class D shares.


SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price)     Class D

--------------------------------------------------------------------------------


Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                                       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)                            None
Redemption Fees (1)                                                                                               None
---------------------------------------------------------------------------------------------------------------------



ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        Class D

--------------------------------------------------------------------------------


Management/Advisory Fees                                                                                           .40%
12b-1 Fees (after fee waiver) (2)                                                                                  .20%
Other Expenses                                                                                                     .20%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waiver) (3)                                                                    .80%
---------------------------------------------------------------------------------------------------------------------


(1)  A charge, currently $10.00, is imposed on wires of redemption proceeds.

(2) The Distributor has waived, on a voluntary basis, all or a portion of its 12b-1 fee, and the 12b-1 fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, 12b-1 fees would be .25% for the Portfolio.


(3) Absent this fee waiver, Total Operating Expenses for Class D shares of the Portfolio would be .85%. Additional information may be found under "The Adviser" and "The Manager and Shareholder Servicing Agent."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                       1 yr.     3 yrs.     5 yrs.     10 yrs.
                                                                                       ------   --------   --------   ---------
You would pay the following expenses on a $1,000 investment in the Class D shares assuming
  (1) a 5% annual return and (2) redemption at the end of each time period:              $8       $26        $44         $99
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class D shares. The Portfolio also offers Class A shares, which are subject to the same expenses as the Portfolio's Class D shares, except that Class A shares bear different shareholder servicing and transfer agent costs. A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution. Additional information may be found under "The Manager and Shareholder Servicing Agent," "Distribution," and "The Adviser."



Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge, by calling 1-800-342-5734.

FOR A CLASS D SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                            Net Realized
                              Investment                                                        and
                   Net        Activities:                 Distributions:                     Unrealized           Net
                  Asset       ----------     -----------------------------------------     Gain (Loss) on        Asset
                 Value,          Net            Net           Net                           Investments         Value,
                Beginning     Investment     Investment     Realized         Total          and Capital           End
                of Period       Income         Income         Gain       Distributions      Transactions       of Period
----------------------------------------------------------------------------------------------------------------------
-------------------
TAX FREE PORTFOLIO
-------------------
Class D
FOR THE YEAR ENDED AUGUST 31,
1996              $1.00         $0.030        $  (0.030)     $ --          $  (0.030)          $--               $1.00
1995 (1)           1.00          0.026           (0.026)       --             (0.026)           --                1.00
======================================================================================================================

                                                                                         Ratio of
                                                           Expenses       Ratio of      Income to
                                                          to Average        Net          Average
                                            Ratio of      Net Assets     Investment     Net Assets
                          Net Assets,       Expenses      (Excluding     Income to      (Excluding     Portfolio
              Total      End of Period     to Average        Fee          Average          Fee         Turnover
             Return          (000)         Net Assets      Waivers)      Net Assets      Waivers)        Rate
---------------------------------------------------------------------------------------------------------------------
-------------------
TAX FREE PORTFOLIO
-------------------
Class D
FOR THE YEAR ENDED AUGUST 31,
1996           2.99%         $   6            0.80%          0.88%          3.18%          3.10%         --
1995 (1)       2.68%+          272            0.80%*         0.86%*         3.13%*         3.07%*        --
=====================================================================================================================


 *  Annualized.
 +  Return is for the period indicated and has not been annualized.
(1)  The Tax Free Portfolio--Class D commenced operations on November 1, 1994.

YOUR ACCOUNT AND DOING BUSINESS
WITH US


Class D shares of the Portfolio are sold on a continuous basis and may be purchased directly from the Trust's Transfer Agent, DST Systems, Inc. Shares may also be purchased through financial institutions, broker-dealers, or other organizations which have established a dealer agreement or other arrangement with SEI Financial Services Company ("Intermediaries"). For more information about the following topics, see "Additional Information About Doing Business with Us."

--------------------------------------------------------------------------------


HOW TO BUY, SELL
AND EXCHANGE
SHARES THROUGH
INTERMEDIARIES        Class D shares of the Portfolio may be purchased through
                      Intermediaries which provide various levels of shareholder services to their customers. Contact your Intermediary for information about the services available to you and for specific

                      instructions on how to buy,     [DELTA SYMBOL IN CIRCLE]
                      sell and exchange shares. To
                      allow for processing and                  WHAT IS AN
                      transmittal of orders to the              INTERMEDIARY?
                      Transfer Agent on the same      Any entity, such as a
                      day, Intermediaries may         bank, broker-dealer,
                      impose earlier cut-off times    other financial
                      for receipt of purchase         institution, association
                      orders. Certain                 or organization which
                      Intermediaries may charge       has entered into an
                      customer account fees.          arrangement with the
                      Information concerning          Distributor to sell
                      shareholder services and any    Class D shares to its
                      charges will be provided to     customers.
                      the customer by the
                      Intermediary. Certain of these Intermediaries may be required to register as broker-dealers under state law.
                             The shares you purchase through an Intermediary may
                      be held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.


HOW TO BUY SHARES     Account application forms may be obtained by calling
FROM THE TRANSFER     1-800-437-6016. Class D shares of the Portfolio are
AGENT                 offered only to residents of states in which the shares
                      are eligible for purchase.



Opening an Account    You may buy Class D shares by mailing a completed
By Check              application and a check (or other negotiable bank
                      instrument or money order) to the Transfer Agent. All purchases made by check should be in U.S. dollars and made payable to "Class D Shares (Tax Free Portfolio)". If you send a check that does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When shares are purchased by check, redemption proceeds will be forwarded only upon collection of payment for such shares;
                      collection of payment may take up to 15 days.

By Fed Wire           You may buy shares by Fed Wire by calling 1-800-437-6016.

Automatic             You may systematically buy Class D shares through
Investment Plan       deductions from your checking or savings accounts,
("AIP")               provided these accounts are maintained through banks which are part of the Automated Clearing House ("ACH") system.
                      You may purchase shares on a fixed schedule (semi-monthly or monthly) with amounts as low as $25, or as high as $100,000. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The AIP is subject to account minimum initial purchase amounts and minimum balance maintenance requirements.


EXCHANGING SHARES     Once good payment for your shares has been received and
                      accepted (i.e., an account has been established), you may
When Can You          exchange some or all of your shares for Class D shares of
Exchange Shares?      the Trust or of SEI Liquid Asset Trust, SEI Daily Income
                      Trust, SEI International Trust and SEI Institutional
                      Managed Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge.


When Do Sales Charges SEI Funds' portfolios that
Apply to an Exchange? are not money market           [DELTA SYMBOL IN CIRCLE]
                      portfolios currently impose              HOW DOES AN
                      a sales charge on Class D                EXCHANGE TAKE
                      shares. If you exchange into             PLACE?
                      one of these "non-money        When making an exchange,
                      market" portfolios, you will   you authorize the sale
                      have to pay a sales charge     of your shares of one or
                      on any portion of your         more Portfolios in order
                      exchanged Class D shares for   to purchase the shares
                      which you have not previously  of another Portfolio. In
                      paid a sales charge.           other words, you are
                             If you previously paid  executing a sell order
                      a sales charge on your Class   and then a buy order.
                      D shares, no additional sales  This sale of your shares
                      charge will be assessed when   is a taxable event which
                      you exchange those Class D     could result in a
                      shares for other Class D       taxable gain or loss.
                      shares.
                             If you buy Class D shares of a "non-money market"
                      fund and you receive a sales charge waiver, you will be deemed to have paid the sales charge for purposes of this exchange privilege. In calculating any sales charge payable on your exchange, the Trust will assume that the first shares you exchange are those on which you have already paid a sales charge. Sales charge waivers may also be available under certain circumstances described in the SEI Funds' prospectuses.
                             The Trust reserves the right to change the terms
                      and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. The Trust also reserves the right to deny an exchange request made within 60 days of the purchase of a "non-money market" portfolio.

Requesting an         To request an exchange, you must provide proper
Exchange of Shares    instructions in writing to the Transfer Agent. Telephone
                      exchanges will also be accepted if you previously elected this option on your account application.

                             In the case of shares held "of record" by an
                      Intermediary but beneficially owned by you, you should contact the Intermediary who will contact the Transfer Agent and effect the exchange on your behalf.


HOW TO SELL SHARES    To sell your shares, a written request for redemption in
THROUGH THE           good order must be received by the Transfer Agent. Valid
TRANSFER AGENT        written redemption requests will be effective on receipt.
                      All shareholders of record must sign the redemption request. The Transfer Agent may require that the signatures on written requests be guaranteed.


By Mail                      For information about the proper form of redemption
                      requests, call 1-800-437-6016. You may also have the proceeds mailed to an address of record or mailed (or sent by ACH) to a commercial bank account previously designated on the Account Application or specified by written instruction to the Transfer Agent. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone          You may sell your shares by telephone if you previously
                      elected that option on the Account Application. You may
                      have the proceeds mailed to the address of record, wired
                      or sent by ACH to a commercial bank account previously
                      designated on the
                      Account Application. Under     [DELTA SYMBOL IN CIRCLE]
                      most circumstances, payments
                      will be transmitted on the               WHAT IS A
                      next Business Day following              SIGNATURE
                      receipt of                               GUARANTEE?

                      a valid telephone request for  A signature guarantee
                      redemption. Wire redemption    verifies the
                      requests may be made by        authenticity of your
                      calling 1-800-437-6016, who    signature and may be
                      will subtract a wire           obtained from any of the
                      redemption charge (presently   following: banks,
                      $10.00) from the amount of     brokers, dealers,
                      the redemption.                certain credit unions,
                                                     securities exchange or
                                                     association, clearing
Systematic            You may establish a            agency or savings
Withdrawal Plan       systematic withdrawal plan     association. A notary
("SWP")               for an account with a $10,000  public cannot provide a
                      minimum balance. Under the     signature guarantee.
                      plan, redemptions can be
                      automatically processed from
                      accounts (monthly, quarterly, semi-annually or annually) by check or by ACH with a minimum redemption amount of $50.

Check-Writing         Check-Writing Service is offered free of charge to Class D shareholders in the Portfolio. You may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.
                             Because of the difficulty of determining in advance
                      the exact value of your account, you may not use a check to close your account. The checks are free, but your account will be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

INVESTMENT
OBJECTIVE AND
POLICIES


                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. There can be no assurance that the Portfolio will meet its investment objective.



                             The Portfolio invests in U.S. dollar denominated
                      municipal securities of
                      issuers located in all fifty
                      states, the District of        [DELTA SYMBOL IN CIRCLE]
                      Columbia, Puerto Rico and
                      other U.S. territories and               WHAT ARE
                      possessions (collectively,               INVESTMENT
                      "Municipal Securities"). At              OBJECTIVES AND
                      least 80% of the Portfolio's             POLICIES?
                      net assets will be invested
                      in securities the interest on  The Portfolio's
                      which is exempt from federal   investment objective is
                      income taxes, based on         a statement of what it
                      opinions from bond counsel     seeks to achieve. It is
                      for the issuers. This          important to make sure
                      investment policy is a         that the investment
                      fundamental policy of the      objective matches your
                      Portfolio. Under normal        own financial needs and
                      conditions, the Portfolio      circumstances. The
                      will invest at least 80% of    investment policies
                      its net assets in securities   section spells out the
                      the interest on which is not   types of securities in
                      a preference item for          which the Portfolio
                      purposes of the federal        invests.
                      alternative minimum tax.



                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are determined to be of comparable quality by Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser"). See "General Investment Policies."

                             The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories; public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.
                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.
                             The Portfolio may invest in variable and floating
                      rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in illiquid securities.

                             The Adviser has discretion to invest up to 20% of
                      the Portfolio's assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the federal alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.

                             The taxable money market instruments in which the
                      Portfolio may invest consist of: U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or

U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.


                             For a description of the Portfolio's permitted
                      investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.


INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      The Portfolio may not:

                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer, provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7.

                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.



                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.

THE MANAGER
AND SHAREHOLDER
SERVICING AGENT


                      SEI Fund Management (the "Manager") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as the Trust's institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.

                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager has voluntarily waived a portion of its fees in order to limit the total operating expenses of the Class D shares of the Portfolio to not more than .80% of the Portfolio's average daily net assets attributable to Class D shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.

                             For the fiscal year ended August 31, 1996, the
                      Portfolio paid management fees, after waivers, of .36% of its average daily net assets.


                             The Trust and DST Systems, Inc., 1004 Baltimore
                      Street, 2nd Floor, Kansas City, Missouri, 64105 ("DST"), have entered into a separate transfer agent agreement, with respect to the Class D shares of the Portfolio. Under this agreement, DST acts as the transfer agent and dividend disbursing agent (the "Transfer Agent") for the Class D shares of the Trust.


THE ADVISER                                          [DELTA SYMBOL IN CIRCLE]


                      Weiss, Peck & Greer, L.L.C.              INVESTMENT
                      acts as the Portfolio's                  ADVISER
                      investment adviser under an
                      advisory agreement with the    The Portfolio's
                      Trust (the "Advisory           investment adviser
                      Agreement"). Under the         manages the investment
                      Advisory Agreement, the        activities and is
                      Adviser invests the assets of  responsible for the
                      the Portfolio, and             performance of the
                      continuously reviews,          Portfolio. The adviser
                      supervises and administers     conducts investment
                      the Portfolio's investment     research, executes
                      program. The Adviser is        investment strategies
                      independent of the Manager     based on an assessment
                      and SEI, and discharges its    of economic and market
                      responsibilities subject to    conditions, and
                      the supervision of, and        determines which
                      policies set by, the Trustees  securities to buy, hold
                      of the Trust.                  or sell.



                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                             For its services, the Adviser is entitled to a fee,
                      which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust that are advised by the Adviser up to $500 million, .04% of such assets from $500 million to $1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios based on their relative net assets. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.


DISTRIBUTION


                      SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, Investments Company ("SEI") serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan,"), pursuant to Rule 12b-1 under the 1940 Act.


                             The Class D Plan provides for payments to the
                      Distributor at an annual rate of .25% of the Portfolio's average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments compensate the Distributor for its services in connection with distribution assistance or provision of shareholder services, and some or all of it may be used to pay financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers (including the Distributor's affiliates and subsidiaries) for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. If the Distributor's expenses are less than its fees under the Class D Plan, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

                             It is possible that an institution may offer
                      different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.
                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.
                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid for by the Distributor from the sales charge it receives or from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all shares of the Portfolio and also will be offered uniformly to all dealers, predicated upon the amount of shares of the Portfolio sold by such dealer.


PERFORMANCE


                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.


                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.


                             The performance of Class D shares will normally be
                      lower than that of Class A shares of the Portfolio because of the additional distribution and transfer agent expenses charged to Class D shares.


TAXES

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status            The Portfolio is treated as a     [DELTA SYMBOL IN CIRCLE]
of the Portfolio:     separate entity for federal
                      income tax purposes and is                    TAXES
                      not combined with the Trust's       You must pay taxes on
                      other portfolios. The               your Portfolio's
                      Portfolio intends to continue       earnings whether you
                      to qualify for the special          take your payments in
                      tax treatment afforded              cash or additional
                      regulated investment                shares.
                      companies under Subchapter M
                      of the Internal Revenue Code
                      of 1986, as amended, (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status            The Portfolio intends to        [DELTA SYMBOL IN CIRCLE]
of Distributions:     distribute substantially all
                      of its net investment income             DISTRIBUTIONS
                      (including net short-term      The Portfolio
                      capital gain) to               distributes income
                      shareholders. If, at the       dividends and capital
                      close of each quarter of its   gains. Income dividends
                      taxable year, at least 50% of  represent the earnings
                      the value of the Portfolio's   from the Portfolio's
                      total assets consists of       investments; capital
                      obligations the interest on    gains distributions
                      which is excludable from       occur when investments
                      gross income, the Portfolio    in the Portfolio are
                      may pay "exempt-interest       sold for more than the
                      dividends" to its              original purchase price.
                      shareholders. Exempt-interest
                      dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences, including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving
                      Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gains whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.
                             Each sale, exchange, or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.

ADDITIONAL
INFORMATION ABOUT
DOING BUSINESS
WITH US


Business Days         You may buy, sell or exchange shares on days on which the
                      New York Stock Exchange is open for business (a "Business
                      Day"). However, shares of the Portfolio cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers. All purchase, exchange and redemption requests received in "good order" will be effective as of the Business Day received by the Transfer
                      Agent (or its authorized agent) as long as the Transfer
                      Agent receives the order and, in the case of a purchase request, payment before 2:00 p.m., Eastern time. Otherwise the purchase will be effective when payment is received.
                      Broker-dealers may have separate arrangements with the Trust regarding the sale of Class D shares of the Portfolio.

                             If an exchange request    [DELTA SYMBOL IN CIRCLE]
                      is for shares of a portfolio
                      whose net asset value is                BUY, EXCHANGE AND
                      calculated as of a time                 SELL REQUESTS ARE
                      earlier than 2:00 p.m.,                 IN "GOOD ORDER"
                      Eastern time, the exchange              WHEN:
                      request will not be effective
                      until the next Business Day.   - The account number and
                      Anyone who wishes to make an     portfolio name are
                      exchange must have received a    shown
                      current prospectus of the      - The amount of the
                      portfolio into which the         transaction is
                      exchange is being made before    specified in dollars
                      the exchange will be             or shares
                      effected.                      - Signatures of all
Minimum Investments   The minimum initial              owners appear exactly
                      investment in the Portfolio's    as they are registered
                      Class D shares is $1,000;        on the account
                      however, the minimum           - Any required signature
                      investment may be waived at      guarantees (if
                      the Distributor's discretion.    applicable) are
                      All subsequent purchases must    included
                      be at least $100 ($25 for      - Other supporting legal
                      payroll deductions authorized    documents (as
                      pursuant to pre-approved         necessary) are present
                      payroll deduction plans). The
                      Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such order.


Maintaining a         Due to the relatively high cost of handling small
Minimum Account       investments, the Portfolio reserves the right to redeem,
Balance               at net asset value, the shares of any shareholder if,
                      because of redemptions of shares by or on behalf of the shareholder, the account of such shareholder in the Portfolio has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Portfolio in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Portfolio exercises its right to redeem such shares and to send the proceeds to the shareholder, the shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Portfolio in an amount that will increase the value of the account to at least $1,000. See
                      "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.




                             At various times, the Portfolio may receive a
                      request to redeem shares for which it has not yet received good payment. In such circumstances, redemption proceeds will be forwarded upon collection of payment for the shares; collection of payment may take up to 15 days. The Portfolio intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Net Asset Value       An order to buy shares will be executed at a per share
                      price equal to the net asset value next determined after the receipt of the purchase order by the Transfer Agent
                      (the "offering price"). The purchase price of shares is expected to remain constant at $1.00. No certificates representing shares will be issued. An order to sell shares will be executed at the net asset value per share next determined after receipt and effectiveness of a request for redemption in good order. Net asset value per share is determined daily as of 2:00 p.m., Eastern time on any Business Day. Payment to shareholders for shares redeemed will be made within 7 days after receipt by the Transfer Agent of the redemption order.

How the               The net asset value per share of the Portfolio is
Net Asset Value       determined by dividing the total market value of its
is Determined         investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The
                      Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional
                      Information. Although the methodology and procedures for determining net asset value per share are identical for each class of the Portfolio, the net asset value per share of one class may differ from that of another class because of the different distribution fees and incremental transfer agent fees charged to Class D shares.

Signature Guarantees  The Transfer Agent may require that the signatures on the written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record. The Trust and the Transfer Agent reserve the right to amend these requirements without notice.

Telephone/Wire        Redemption orders may be placed by telephone. Neither the
Instructions          Trust nor the Transfer Agent will be responsible for any
                      loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.

Systematic            Please note that if withdrawals exceed income dividends,
Withdrawal Plan       your invested principal in the account will be depleted.
("SWP")               Thus, depending upon the frequency and amounts of the
                      withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

How to                An account may be closed by providing written notice to
Close your Account    the Transfer Agent. You may also close your account by
                      telephone if you have previously elected telephone options on your account application.

GENERAL
INFORMATION


The Trust             SEI Tax Exempt Trust (the"Trust") was organized as a
                      Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the
                      Trust to offer separate portfolios of shares and different classes of each portfolio. Shareholders may purchase shares in the Portfolio through two separate classes:
                      Class A and Class D, which provide for variation in distribution and transfer agent costs, voting rights, and dividends. This Prospectus offers Class D shares of the Trust's Tax Free Portfolio. In addition to the Portfolio, the Trust consists of the following portfolios:
                      Institutional Tax Free Portfolio, California Tax Exempt
                      Portfolio, Intermediate-Term Municipal Portfolio,
                      Pennsylvania Municipal Portfolio, Kansas Tax Free Income
                      Portfolio, New York Intermediate-Term Municipal Portfolio and Pennsylvania Tax Free Portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Fund Management, 680 East Swedesford Road,
                      Wayne, Pennsylvania 19087, or by calling 1-800-437-6016.
                      All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class of the Trust will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but shareholders' approval will be sought for certain changes in the operation of the

Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Transfer
                      Agent, DST Systems, Inc., 1004 Baltimore Street, 2nd Floor, Kansas City, Missouri, 64141-6240.


Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is determined and declared on each Business
                      Day as a dividend for shareholders of record as of the close of business on that day. Dividends are paid by the Portfolio in cash or in additional shares at the discretion of the shareholder on the first Business Day of each month. Currently, capital gains, if any, are distributed at the end of the calendar year.
                             The dividends on Class D shares of the Portfolio
                      will normally be lower than those on Class A shares because of the additional distribution and transfer agent expenses charged to Class D shares.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

Counsel and           Morgan, Lewis & Bockius LLP serves as counsel to the
Independent           Trust. Arthur Andersen LLP serves as the independent
Public Accountants    public accountants of the Trust.


Custodian and         CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
Wire Agent            Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS


                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligation issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

Standby Commitments   Securities subject to standby commitments or puts permit
and Puts              the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government       Obligations issued by the U.S. Treasury or issued or
Obligations           guaranteed by agencies of the U.S. Government, including,
                      among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.



Variable and Floating Certain of the obligations purchased by the Portfolio may
Rate Instruments      carry variable or floating rates of interest and may
                      involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-issued and       When-issued or delayed delivery transactions involve the
Delayed               purchase of an instrument with payment and delivery taking
Delivery Securities   place in the future. Delivery of and payment for these
                      securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A, Class B and Class C shares of the Trust's California Tax Exempt Portfolio, a money market portfolio (the "Portfolio").



AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   ANNUAL OPERATING EXPENSES (as a percentage of average net assets)         CLASS A             CLASS B             CLASS C
---------------------------------------------------------------------------------------------------------------------
Management/Advisory Fees (after fee waiver) (1)                                .24%                .24%                .24%
12b-1 Fees                                                                     None                None                None
Total Other Expenses                                                           .04%                .34%                .54%
    Shareholder Servicing Fees (after fee waiver)                   .00%(2)              .25%                .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                               .28%                .58%                .78%
---------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fees for the Portfolio. The Management/Advisory fees shown reflect these voluntary waivers. The Manager reserves the right to terminate its waiver at any time in its sole discretion. Absent such fee waivers, Management/Advisory fees for the Portfolio would be .27%.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at anytime in its sole discretion. Absent such waiver, Shareholder Servicing Fees would be .25% for Class A shares of the Portfolio.


(3) Absent these fee waivers, Total Operating Expenses of the Class A, B and C shares of the Portfolio would be .56%, .61% and .81%, respectively. Additional information may be found under "The Adviser" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                           1 YR.    3 YRS.    5 YRS.    10 YRS.
                                                                                           -----    ------    ------    -------
An investor in a Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class A                                                                                 $ 3      $  9      $ 16       $36
    Class B                                                                                 $ 6      $ 19      $ 32       $73
    Class C                                                                                 $ 8      $ 25      $ 43       $97
---------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class A, Class B and Class C shares. The Portfolio also offers Class G shares, which are subject to the same expenses, except for different distribution and shareholder servicing expenses. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "The Adviser" and "Distribution and Shareholder Servicing."



Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charges permitted the Conduct Rules of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of August 31, 1996, the Class C shares of the California Tax Exempt Portfolio had not commenced operations.


FOR A CLASS A AND CLASS B SHARE OUTSTANDING THROUGHOUT THE PERIOD**


                                  Investment                                                Net Realized
                                  Activities                 Distributions                 and Unrealized
                     Net Asset    ----------    ---------------------------------------     Gain (Loss)
                       Value         Net           Net          Net                        on Investments    Net Asset
                     Beginning    Investment    Investment    Realized        Total         and Capital      Value End    Total
                     of Period      Income        Income        Gain      Distributions     Transactions     of Period    Return
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-----------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
1996                   $1.00       $  0.034      $ (0.034)          --       $(0.034)              --          $1.00       3.41%
1995                   $1.00          0.033        (0.033)          --       $(0.033)              --          $1.00       3.49%
1994                   $1.00          0.023        (0.023)          --       $(0.023)              --          $1.00       2.32%
1993                   $1.00          0.024        (0.024)          --       $(0.024)              --          $1.00       2.41%
1992                   $1.00          0.034        (0.034)          --       $(0.034)              --          $1.00       3.44%
1991                   $1.00          0.047        (0.047)          --       $(0.047)              --          $1.00       4.92%
1990 (1)               $1.00          0.016        (0.016)          --       $(0.016)              --          $1.00       1.81%+
Class B
FOR THE YEARS ENDED AUGUST 31,
1995 (2)               $1.00          0.027        (0.027)          --       $(0.027)              --          $1.00       2.65%+
1994 (3)               $1.00          0.013        (0.013)          --       $(0.013)              --          $1.00       2.07%*
=================================================================================================================================

                                                                                Ratio of
                                                                                  Net
                                                    Ratio of                   Investment
                                                    Expenses      Ratio of       Income
                                      Ratio of     to Average       Net        to Average
                                      Expenses     Net Assets    Investment    Net Assets
                     Net Assets          to        (Excluding      Income      (Excluding    Portfolio
                    End of Period     Average         Fee        to Average       Fee        Turnover
                        (000)        Net Assets     Waivers)     Net Assets     Waivers)       Rate
----------------------------------------------------------------------------------------------------------
--------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
--------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31,
1996                  $  44,729         0.28%         0.36%         3.33%        3.25%           --
1995                  $  30,921         0.28%         0.42%         3.43%        3.29%           --
1994                  $  32,015         0.27%         0.38%         2.28%        2.17%           --
1993                  $ 540,285         0.28%         0.37%         2.37%        2.28%           --
1992                  $ 445,936         0.28%         0.38%         3.34%        3.24%           --
1991                  $ 376,653         0.28%         0.40%         4.74%        4.62%           --
1990 (1)              $ 275,095         0.28%*        0.51%*        5.27%*       5.04%*          --
Class B
FOR THE YEARS ENDED AUGUST 31,
1995 (2)              $       0         0.58%*        0.69%*        3.16%*       3.05%*          --
1994 (3)              $   3,257         0.51%*        0.81%*        2.05%*       1.75%*          --
==========================================================================================================
   *   Annualized
  **   The Trust has not previously offered shares of the California Intermediate-Term Municipal Portfolio.
   +   Return is for the period indicated and has not been annualized.
 (1)   The California Tax Exempt Portfolio-Class A commenced operations on May 14, 1990.
 (2)   The California Tax Exempt Portfolio-Class B closed on July 12, 1995.
 (3)   The California Tax Exempt Portfolio-Class B commenced operations on January 5, 1994.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A, Class B and Class C shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"). As of September 30, 1996, the aggregate net assets of all classes of the California Tax Exempt Portfolio was $411,526,336. Investors may also purchase Class G shares of the Portfolio. Each class provides for variation in distribution, shareholder servicing and/or transfer agent costs, voting rights, and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES


                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Portfolio will achieve its investment objective.


                             It is a fundamental policy of the Portfolio to
                      invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax (collectively, "Municipal Securities"), and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions or municipal authorities and municipal obligations issued by territories or possessions of the United States. The Portfolio may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser" or "WPG"), determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities (including repurchase agreements, U.S. Treasury securities and instruments of certain U.S. commercial banks or savings and loan institutions).

                             The Adviser will not invest more than 25% of
                      Portfolio assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


GENERAL
INVESTMENT
POLICIES


                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.

                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are of comparable quality as determined by the Adviser. See "General Investment Policies."


                             The portfolio may invest in variable and floating
                      rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in securities which are considered illiquid.

                             For a description of the Portfolio's permitted
                      investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

RISK
FACTORS


California Risk Factors
                      The Portfolio's concentration in investments in California municipal securities involves greater risks than if their investments were more diversified. Certain risks are inherent in the Portfolio's investments in California municipal securities. These risks result from (1) amendments to the California Constitution and other statutes that limit the taxing and spending authority of California government entities, (2) the general financial condition of the State of California, and (3) a variety of California laws and regulations that may affect, directly or indirectly, California municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. A more complete description of these risks is contained in the Statement of Additional Information.


                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


INVESTMENT
LIMITATIONS


                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.


                      The Portfolio may not:
                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on fair market value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                      3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.


THE MANAGER


                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .23% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of Class A, Class B and Class C shares of the Portfolio to not more than .28%, .58% and .78% as a percentage of the Portfolio's average daily net assets attributable to Class A, Class B and Class C shares, on an annualized basis, respectively. The Manager reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .20% of its average daily net assets.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the investment programs of the Portfolio. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.

                             Janet Fiorenza acts as the portfolio manager for
                      the Portfolio. Ms. Fiorenza, a Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988 and its predecessor since 1980.

                             For its services to the Portfolio, the Adviser is
                      entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust advised by the Adviser up to $500 million, .04% of such assets from $500 million to 1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.



DISTRIBUTION
AND SHAREHOLDER
SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                             The Portfolio has adopted plans under which firms,
                      including the Distributor, that provide shareholder and administrative services may receive compensation therefor. As discussed below, the Class A, B and C plans differ in a number of ways, including the amounts that may be paid under each plan. The Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party.


                             Under the Class A plan, the Portfolio will pay the
                      Distributor a fee at an annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Under the Class B and Class C shareholder service plans, the Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative service plans, Class B and Class C shares also pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% and .25%, respectively). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

                             It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the classes of each Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.


                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.



PURCHASE AND
REDEMPTION OF
SHARES


                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.

                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers. Shareholders who desire to purchase shares for cash must place their orders with the Transfer Agent (or its Authorized Agent) prior to the calculation of net asset value on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the

                      Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.
                             The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time.

                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the calculation of net asset value on any Business Day in order to be effective on that day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent (or its authorized agent) of an effective redemption order.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE


                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.


                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives.


                             The performance of Class A shares of the Portfolio
                      will normally be higher than that of Class B, Class C or Class G shares because of the additional distribution and/or shareholder servicing expenses charged to Class B, Class C and Class G shares.


TAXES

                      The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of each Portfolio     The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares. The Portfolio will report annually to its shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.
                             Each sale, exchange or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.

California Taxes      The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation
                      Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                             The Portfolio intends to qualify to pay dividends
                      to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Portfolio will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Portfolio continues to qualify as a regulated investment company. The Portfolio will notify its shareholders of the amount of exempt-interest dividends each year.
                             If the Portfolio qualifies to pay California
                      exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. See the Statement of Additional Information.
                             Corporations subject to California franchise tax
                      that invest in the Portfolio may not be entitled to exclude California exempt-interest dividends from income.
                             Distributions that do not qualify for treatment as
                      California exempt-interest dividends (including those distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Portfolio's earnings and profits.
                             Interest on indebtedness incurred or continued by a
                      shareholder in connection with the purchase of shares of the Portfolio will not be deductible for California personal income tax purposes if the Portfolio distributes California exempt-interest dividends.

GENERAL
INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, Intermediate-Term
                      Municipal Portfolio, Pennsylvania Municipal Portfolio,
                      Kansas Tax Free Income Portfolio, New York
                      Intermediate-Term Municipal Portfolio, and Pennsylvania
                      Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.

                                       13                                      +

Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager.
                      SEI Fund Management. 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is distributed in the form of dividends. The
                      Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. Dividends are paid on the first Business Day of each month. If any net capital gains are realized by the Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                             The dividends on Class A shares of the Portfolio
                      are normally higher than those on Class B, Class C or Class G shares because of the additional distribution and/or shareholder servicing expenses charged to Class B, Class C and Class G shares.


Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian and Wire Agent
                      CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objectives and Policies..........       4
General Investment Policies.................       5
Risk Factors................................       6
Investment Limitations......................       6
The Manager.................................       7
The Adviser.................................       7
Distribution and Shareholder Servicing......       8
Purchase and Redemption of Shares...........       9
Performance.................................      10
Taxes.......................................      11
General Information.........................      13
Description of Permitted Investments and
  Risk Factors..............................      15

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
--------------------------------------------------------------------------------


This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.



A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class G shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"), a money market portfolio.



AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                                                                     .24%
12b-1 Fees (after fee waiver) (2)                                                                                   .25%
Total Other Expenses                                                                                                .29%
    Shareholder Servicing Fees                                                                              .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                                                                    .78%
---------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fees for the Portfolio. The Management/Advisory fees shown reflect this voluntary waiver. The Manager reserves the right to terminate its waiver at any time in its sole discretion. Absent such fee waiver, Management/Advisory fees for the Class G Shares of the Portfolio would be .27%.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its 12b-1 fee, and the 12b-1 fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, 12b-1 fees would be .50% for the Portfolio.


(3) Absent these fee waivers, Total Operating Expenses for the Portfolio would be 1.06%. Additional information may be found under "The Adviser" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                       1 YR.    3 YRS.     5 YRS.     10 YRS.
                                                                                       -----    -------    -------    --------
An investor in the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Class G                                                                             $8        $25        $43        $97
---------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class G shares of the Portfolio. The Portfolio also offers Class A, Class B and Class C shares, which are subject to the same expenses, except there are different distribution, shareholder servicing and/or transfer agent costs. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "Distribution and Shareholder Servicing" and "The Adviser."



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto, which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.

FOR A CLASS G SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                            Net
                                                                                          Realized
                                                                                            and
                          Investment                                                     Unrealized
               Net        Activities                   Distributions                        Gain              Net
              Asset       ----------     -----------------------------------------       (Loss) on           Asset
             Value,          Net            Net           Net                           Investments         Value,
            Beginning     Investment     Investment     Realized         Total          and Capital           End          Total
            of Period       Income         Income         Gain       Distributions      Transactions       of Period       Return
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-----------------------------------
Class G
FOR THE YEARS ENDED AUGUST 31,
1996         $  1.00        $0.028        $ (0.028)        --           $(0.028)           --               $  1.00           2.90%
1995         $  1.00        $0.029        $ (0.029)        --           $(0.029)           --               $  1.00           2.97%
1994(1)      $  1.00        $0.006        $ (0.006)        --           $(0.006)           --               $  1.00           2.14%*
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Ratio of
                                                                            Net
                                            Ratio                       Investment
                                         of Expenses      Ratio of       Income to
                                         to Average         Net           Average
              Net          Ratio of      Net Assets      Investment     Net Assets
          Assets, End      Expenses      (Excluding      Income to      (Excluding      Portfolio
           of Period      to Average         Fee          Average           Fee         Turnover
             (000)        Net Assets      Waivers)       Net Assets      Waivers)         Rate
-------------------------------------------------------------------------------------------------
-----------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-----------------------------------
Class G
FOR THE YEARS ENDED AUGUST 31,
1996       $  350,684        0.78%           0.86%          2.84%            2.76%        --
1995       $  328,035        0.78%           0.93%          2.93%            2.78%        --
1994(1)    $  318,122       0.67%*           0.87%*        2.06%*            1.86%*       --
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
   *   Annualized
 (1)   The California Tax Exempt Portfolio--Class G commenced operations on May 11, 1994. Prior to May 1, 1996, Class G shares of the Portfolio were known as Class C shares.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class G shares of the Trust's California Tax Exempt Portfolio (the "Portfolio"). Investors may also purchase Class A, Class B and Class C shares of the Portfolio. Each class provides for variation in distribution, shareholder servicing, or transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES

                      The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes.

                             There can be no assurance that the Portfolio will
                      achieve its investment objective.


                             It is a fundamental policy of the Portfolio to
                      invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel for the issuers, is exempt from federal income tax (collectively, "Municipal Securities"), and the Portfolio will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States. Under normal conditions, the Portfolio may invest, in the aggregate; up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Portfolio's investment adviser (the "Adviser" or "WPG"), determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than California or in taxable money market securities (including repurchase agreements, U.S. Treasury securities and instruments of certain U.S. commercial banks or savings and loan institutions).


                             The Adviser will not invest more than 25% of the
                      Portfolio's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.


GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by Standard & Poor's Corporation ("S&P")) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Portfolio is governed by Rule 2a-7,
                      its investment policies are more restrictive than those imposed by that Rule.

                             The Portfolio may purchase municipal bonds,
                      municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are of comparable quality as determined by the Adviser. See "General Investment Policies."


                             The Portfolio may invest in variable and floating
                      rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in securities which are considered illiquid.

                             For a description of the Portfolio's permitted
                      investments and ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

RISK FACTORS



California Risk Factors
                      The Portfolio's concentration in investments in California municipal securities involves greater risks than if their investments were more diversified. These risks result from
                      (1) amendments to the California Constitution and other statutes that limit the taxing and spending authority of California government entities, (2) the general financial condition of the State of California, and (3) a variety of California laws and regulations that may affect, directly or indirectly, California municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. A more complete description of these risks is contained in the Statement of Additional Information.


                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


INVESTMENT
LIMITATIONS


                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.


                      The Portfolio may not:
                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio (based on current value at the time of investment) would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on fair market value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                      3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.


THE MANAGER


                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .23% of the average daily net assets of the Portfolio. The Manager has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of Class G shares of the Portfolio (as a percentage of the Portfolio's average daily net assets attributable to Class G shares) to not more than .78%, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its voluntary fee waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .20% of its average daily net assets.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the investment programs of the Portfolio. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. The Adviser has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of the Adviser is One New York Plaza, New York, New York 10004.


                             Janet Fiorenza acts as portfolio manager for the
                      Portfolio. Ms. Fiorenza, a Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1980.

                             For its services to the Portfolio, the Adviser is
                      entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .05% of the combined average daily net assets of the money market portfolios of the Trust advised by the Adviser up to $500 million, .04% of such assets from $500 million to 1 billion, and .03% of such assets in excess of $1 billion. Such fees are allocated daily among these portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .04% of its relative net assets.



DISTRIBUTION
AND SHAREHOLDER
SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                             The Rule 12b-1 Plan applicable to Class G shares of
                      the Portfolio ("Class G Plan") provides for payments to the Distributor at an annual rate of .50% of the Portfolio's average daily net assets attributable to Class G shares. This payment is characterized as "compensation," and is not directly tied to expenses incurred by the Distributor; the payment the Distributor receives during any year may therefore be higher or lower than its actual expenses. This payment compensates the Distributor for its services in connection with distribution assistance, and some or all of it may be used to pay financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers (including the Distributor's affiliates and subsidiaries) for services or reimbursement of expenses incurred in connection with distribution assistance. If the Distributor's expenses are less than its fees under the Class G Plan, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.


                             The Portfolio has adopted a shareholder servicing
                      plan (the "Class G Service Plan") under which firms, including the Distributor, that provide shareholder services may receive compensation therefor. Under the Class G Service Plan, the Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, the Portfolio has adopted shareholder servicing plans for its Class A, Class B and Class C shares that are similar to the plan described above. The Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party.


                             It is possible that an institution may offer
                      different classes of shares to its customers and provide differing services to the classes of the Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.


                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.


                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.


PURCHASE AND
REDEMPTION OF
SHARES


                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.


                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers. Shareholders who desire to purchase shares for cash must place their orders with the Transfer Agent (or its authorized agent) prior to the calculation of net asset value on any Business Day for the order to be accepted on that Business Day.

                      Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed for the Portfolio. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                             The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares of the Portfolio is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time.

                             The market value of the portfolio security is
                      obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the most recently quoted bid price on each Business Day.

                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent prior to the calculation of net asset value on any Business Day in order to be effective on that day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders from the Portfolio received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent (or its authorized agent) of an effective redemption order.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE


                      From time to time the Portfolio advertises its "current yield," "tax equivalent yield" and "effective yield." These figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Portfolio refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.


                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives.


                             The performance of Class A shares of the Portfolio
                      will normally be higher than that of Class B, Class C or Class G shares because of the additional distribution and/or shareholder servicing expenses charged to Class B, Class C and Class G shares.


TAXES

                      The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.



Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares. The Portfolio will report annually to its shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.

California Taxes      The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation
                      Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.
                             The Portfolio intends to qualify to pay dividends
                      to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The
                      Portfolio will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Portfolio's taxable year, at least 50 percent of the value of the Portfolio's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Portfolio continues to qualify as a regulated investment company. The Portfolio will notify its shareholders of the amount of exempt-interest dividends each year.
                             If the Portfolio qualifies to pay California
                      exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. See the Statement of Additional Information.
                             Corporations subject to California franchise tax
                      that invest in the Portfolio may not be entitled to exclude California exempt-interest dividends from income.
                             Distributions that do not qualify for treatment as
                      California exempt-interest dividends (including those distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Portfolio's earnings and profits.
                             Interest on indebtedness incurred or continued by a
                      shareholder in connection with the purchase of shares of the Portfolio will not be deductible for California personal income tax purposes if the Portfolio distributes
                      California exempt-interest dividends.

GENERAL
INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio,

                      Institutional Tax Free Portfolio, Intermediate-Term Municipal Portfolio, Pennsylvania Municipal Portfolio, Kansas Tax Free Income Portfolio, New York Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.

Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of
                      each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             The net investment income (exclusive of capital gains) of
                      the Portfolio is distributed in the form of dividends. The
                      Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. Dividends are paid by the Portfolio on the first Business Day of each month. If any net capital gains are realized by the Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                             The dividends on Class A shares of the Portfolio
                      are normally higher than those on Class B, Class C or Class G shares because of the additional distribution and/or shareholder servicing expenses charged to Class B, Class C and Class G shares.


Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian
and Wire Agent        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government;
                      (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations that issue high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.


Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.


U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration, and the Small Business
                      Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.

Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objective and Policies...........       4
General Investment Policies.................       5
Risk Factors................................       6
Investment Limitations......................       6
The Manager.................................       7
The Adviser.................................       7
Distribution and Shareholder Servicing......       8
Purchase and Redemption of Shares...........       9
Performance.................................      11
Taxes.......................................      11
General Information.........................      13
Description of Permitted Investments and
  Risk Factors..............................      15

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Intermediate-Term Municipal Portfolio (the "Portfolio"), a fixed income portfolio.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                                                                     .53%
12b-1 Fees                                                                                                          None
Total Other Expenses                                                                                                .07%
    Shareholder Servicing Fees (after fee waiver)(2)                                                        .00%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                                                                    .60%
---------------------------------------------------------------------------------------------------------------------



(1) SEI Financial Management ("SFM") has waived, on a voluntary basis, a portion of its fees, and the Management/Advisory fees shown reflect these voluntary waivers. SFM reserves the right to terminate this waiver at any time in its sole discretion. Absent such fee waiver, Management/Advisory fees for the Portfolio would be .57%.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at anytime in its sole discretion. Absent such waiver, Shareholder Servicing Fees would be .25%.


(3) Absent these waivers, Total Operating Expenses of the Portfolio would be .89%. Additional information may be found under "The Advisor" and "The Manager."


EXAMPLE
--------------------------------------------------------------------------------


                                                                                           1 YR.    3 YRS.    5 YRS.    10 YRS.
                                                                                           -----    ------    ------    -------
An investor in Class A shares of the Portfolio would pay the following expenses on a
  $1,000
  investment assuming (1) a 5% annual return and (2) redemption at the end of
  each time period:                                                                         $ 6      $ 19      $ 33       $75
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the table and this example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio. A person who purchases shares through a financial institution may be charged separate fees by that institution. Addition information may be found under "The Manager," "The Adviser" and "Distribution and Shareholder Servicing."

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            Investment                                                Net Realized
                            Activities                 Distributions                 and Unrealized
               Net Asset    ----------    ---------------------------------------    Gain (Loss) on
                Value,         Net           Net          Net                         Investments      Net Asset
               Beginning    Investment    Investment    Realized        Total         and Capital      Value, End     Total
               of Period      Income        Income        Gain      Distributions     Transactions     of Period      Return
-----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------------
Class A
FOR THE YEARS ENDED AUGUST 31;
1996            $ 10.59        $0.49        $(0.53)     $  --          $ (0.53)          $(0.10)         $10.45        3.76%
1995              10.36         0.52         (0.52)        --            (0.52)            0.23           10.59        7.53%
1994              10.84         0.49         (0.49)        (0.06)        (0.55)           (0.42)          10.36        0.65%
1993              10.49         0.49         (0.50)        (0.02)        (0.52)            0.38           10.84        8.62%
1992              10.20         0.56         (0.54)        (0.01)        (0.55)            0.28           10.49        8.56%
1991               9.98         0.61         (0.63)        --            (0.63)            0.24           10.20        8.82%
1990 (2)          10.01         0.38         (0.37)        --            (0.37)           (0.04)           9.98        3.44%+
FOR THE YEAR ENDED JANUARY 31;
1990 (1)        $ 10.00       $ 0.21        $(0.16)     $ (0.002)      $ (0.16)          $(0.04)         $10.01        1.72%+
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                           Ratio of Net
                                             Expenses to        Net         Income to
                                Ratio of     Average Net     Investment    Average Net
               Net Assets,      Expenses        Assets       Income to        Assets       Portfolio
              End of Period    to Average     (Excluding      Average       (Excluding     Turnover
                  (000)        Net Assets    Fee Waivers)    Net Assets    Fee Waivers)      Rate
-----------------------------------------------------------------------------------------------------
------------
INTERMEDIATE
------------
Class A
FOR THE YEAR
1996            $ 134,563        0.59%            0.66%         4.66%          4.59%           40.66%
1995               95,675        0.55%            0.72%         4.96%          4.79%           36.05%
1994              127,509        0.53%            0.71%         4.65%          4.47%           58.39%
1993              122,649        0.55%            0.69%         4.79%          4.65%           63.04%
1992               63,210        0.55%            0.71%         5.56%          5.40%           61.56%
1991               36,699        0.55%            0.78%         6.18%          5.95%          111.82%
1990 (2)           12,781       0.55%*            0.90%*       6.63%*         6.28%*           63.45%
FOR THE YEAR
1990 (1)        $   9,106       0.56%*            1.36%*       5.80%*         5.00%*          352.00%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

*
+
(1)
(2)

*      Annualized


+      Return is for period indicated and has not been annualized.

(1)    The Intermediate-Term Municipal Portfolio commenced operations on September 5, 1989.

(2)    In August 1990, the Trustees changed the fiscal year end of the Trust from January 31 to August 31.


THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's Intermediate-Term Municipal Portfolio (the "Portfolio"). The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES


                      The Portfolio's investment objective is to seek the highest level of income exempt from federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities.


                             The Portfolio invests at least 80% of its net
                      assets in municipal securities the interest of which is exempt from federal income taxes (collectively "Municipal Securities"), based on opinions from bond counsel for the issuers. This investment policy is a fundamental policy of the Portfolio. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the advisers have no present intention of doing so, up to 20% of all assets in the Portfolio can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the advisers are not available for purchase.


                             The Portfolio may purchase the following types of
                      municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the advisers: (i) municipal bonds rated A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), and the Portfolio may invest up to 10% of its total assets in municipal bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Portfolio which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the advisers, it does not substantially impact the market value of the Portfolio.


                             Not more than 25% of Portfolio assets will be
                      invested in (a) municipal securities whose issuers are located in the same state and, (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.


                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.
                             The Portfolio will maintain a dollar-weighted
                      average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than three years.

GENERAL
INVESTMENT
POLICIES


                      The Portfolio may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements or purchase securities subject to the federal alternative minimum tax. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                             The taxable securities in which the Portfolio may
                      invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                      The Portfolio may not:
                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities and any security guaranteed thereby) if, as a result, more than 5% of the total assets of the Portfolio (based on fair market value at time of investment) would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.
                      3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the
                         value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.



THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .20% of its average daily net assets.



THE ADVISER



SEI Financial Management
Corporation           SEI Financial Management Corporation ("SFM") serves as
                      investment adviser to the Portfolio. SFM is a wholly-owned subsidiary of SEI Investments Company ("SEI"), a financial services company located in Wayne, Pennsylvania. The
                      principal business address of SFM is 680 East Swedesford
                      Road, Wayne, Pennsylvania 19087-1658. SEI was founded in
                      1968 and is a leading provider of investment solutions to
                      banks, institutional investors, investment advisers and
                      insurance companies. Affiliates of SFM have provided
                      consulting advice to institutional investors for more than
                      20 years, including advice regarding the selection and
                      evaluation of investment advisers. SFM currently serves as
                      manager or administrator to more than   investment
                      companies, including more than    portfolios, which
                      investment companies have more than $     billion in
                      assets as of September 30, 1996.


                             SFM acts as the investment adviser to the Portfolio
                      and operates as a "manager of managers." As Adviser, SFM oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SFM, and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research of SFM, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SFM allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SFM HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


                             For these advisory services, SFM is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .33% of its average daily net assets. SFM pays the sub-advisers out its investment advisory fees.


                             SFM has obtained an exemptive order from the
                      Securities and Exchange Commission ("SEC") that permits SFM, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SFM for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SFM under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.


THE SUB-ADVISER


Standish, Ayer &
Wood, Inc.            Standish Ayer & Wood, Inc. ("SAW" or the "Sub-Adviser")
                      serves as Sub-Adviser to the Portfolio. SAW's principal offices are located at One Financial Center, Boston, Massachusetts 02111. SAW which was founded in 1933, is a Subchapter S Corporation organized under the laws of the Commonwealth of Massachusetts that is completely owned by its 23 directors, all of whom are actively engaged in the management of the corporation. SAW has been providing investment management services to institutions and managing municipal securities since 1934. SAW manages assets for pensions, funds, corporate and public, insurance companies; banks; and individuals. Total assets under management as of September 30, 1996 were $29 billion.

                             Raymond J. Kubiak, CFA serves as portfolio manager
                      to the Portfolio. Mr. Kubiak has 15 years experience in public finance and is a Vice President and Director of the Sub-Adviser. He has been with SAW since March, 1988.

                             SFM pays SAW a fee based on a percentage of the
                      assets of the Portfolio managed by SAW.


DISTRIBUTION

AND SHAREHOLDER


SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.


                             The Portfolio has adopted a shareholder servicing
                      plan for Class A shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                             It is possible that an institution may offer
                      different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.


                             The Trust may also execute brokerage or other
                      agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                             In addition, the Distributor may, from time to time
                      in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.


PURCHASE AND
REDEMPTION OF
SHARES

                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the date the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                             Purchases will be made in full and fractional
                      shares of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on each Business Day. Although the methodology and procedures for determining net asset value per share are identical for all classes of the Portfolio, the net asset value of one class may differ from that of another class because of the different distribution fees charged to each class.

                             The market value of each security is obtained by
                      the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures of the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the most recently quoted bid price on each Business Day.

                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE

                      From time to time, the Portfolio may advertise yield, tax equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance.
                             The yield of the Portfolio refers to the annualized
                      income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. A tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.
                             The total return of the Portfolio refers to the
                      average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.


                             The Portfolio may quote various measures of
                      volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


TAXES

                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.



Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.

                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange, or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.


GENERAL INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt
                      Portfolio, Pennsylvania Municipal Portfolio, Kansas Tax
                      Free Income Portfolio, New York Intermediate-Term
                      Municipal Portfolio, and Pennsylvania Tax Free Portfolio.
                      All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             Substantially all of the net investment income (exclusive
                      of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.


Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.



Custodian and Wire Agent
                      CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION
OF PERMITTED
INVESTMENTS AND
RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and

                      (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.


Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.


U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the

                      Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objective and Policies...........       4
General Investment Policies.................       5
Investment Limitations......................       6
The Manager.................................       6
The Adviser.................................       7
The Sub-Adviser.............................       8
Distribution and Shareholder Servicing......       8
Purchase and Redemption of Shares...........       9
Performance.................................      11
Taxes.......................................      11
General Information.........................      13
Description of Permitted Investments and
  Risk Factors..............................      14

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
PENNSYLVANIA TAX FREE PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Pennsylvania Municipal Portfolio (the "Fixed Income Portfolio"), and Class A, Class B and Class C shares of the Trust's Pennsylvania Tax Free Portfolio (the "Money Market Portfolio") (each a "Portfolio" and, together, the "Portfolios").



AN INVESTMENT IN THE PENNSYLVANIA TAX-FREE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------


                                                                            MONEY MARKET
                                                                              PORTFOLIO                     FIXED
                                                                ------------------------------------        INCOME
                                                                CLASS A        CLASS B       CLASS C      PORTFOLIO
                                                                -------        -------       -------      ---------
Management/Advisory Fees (after fee waiver) (1)                 .31%           .31%           .31%          .44%
12b-1 Fees (2)                                                  None           None           None          None
Total Other Expenses                                            .04%           .34%           .54%          .04%
     Shareholder Servicing Fees (after fee waiver)     .00%(2)           .25%           .25%        .00%(2)
--------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and expense
  reimbursements) (3)                                           .35%           .65%           .85%          .48%
--------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fee, and agreed to reimburse expenses; the management/advisory fees shown reflect this voluntary waiver. The Manager reserves the right to terminate its waiver and reimbursements at any time in its sole discretion. Absent such waiver and reimbursement, management/advisory fees for the Money Market Portfolio would be .40% and for the Fixed Income Portfolio would be .55%.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Shareholder Servicing Fees would be .25% for the Class A shares of the Money Market Portfolio and .25% for the Fixed Income Portfolio.


(3) Absent these fee waivers and reimbursements, Total Operating Expenses for Class A, Class B and Class C shares of the Money Market Portfolio would be .69%, .74% and .94%, respectively, and for the Class A shares of the Fixed Income Portfolio would be .84%. Additional information may be found under "The Adviser" and "The Manager."



EXAMPLE

--------------------------------------------------------------------------------


                                                                                    1 YR.     3 YRS.     5 YRS.     10 YRS.
                                                                                    ------   --------   --------   ---------
An investor in the Portfolios would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:
    Money Market Portfolio
      Class A                                                                         $4       $11        $20        $ 44
      Class B                                                                          6        19         33          75
      Class C                                                                          9        27         47         105
    Fixed Income Portfolio                                                             5        15         27          60
----------------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the table and this example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Class A, B and C shares of the Pennsylvania Tax Free Portfolio and the Class A shares of the Pennsylvania Municipal Portfolio. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "The Adviser" and "Distribution and Shareholder Servicing."

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders which is available upon request and without charge by calling 1-800-342-5734. As of August 31, 1996 the Class B and Class C shares of the Pennsylvania Tax Free Portfolio had not commenced operations.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            Net Realized
                              Investment                                                        and
                   Net        Activities                   Distributions                     Unrealized
                  Asset         -----                  --------------------                Gain (Loss) on        Net
                 Value,          Net            Net           Net                           Investments      Asset Value
                Beginning     Investment     Investment     Realized         Total          and Capital          End        Total
                of Period       Income         Income         Gain       Distributions      Transactions      of Period     Return
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
------------------------------------
Class A
For the years ended August 31,
1996             $ 10.66       $   0.55       $  (0.59)     $     --        $ (0.59)           $(0.14)          $ 10.48      3.96%
1995               10.52           0.55          (0.55)           --          (0.55)             0.14             10.66      6.81%
1994               10.94           0.53          (0.53)           --          (0.53)            (0.42)            10.52      1.14%
1993               10.59           0.55          (0.55)        (0.01)         (0.56)             0.36             10.94      8.91%
1992               10.29           0.57          (0.57)        (0.01)         (0.58)             0.31             10.59      8.89%
1991                9.95           0.60          (0.60)       (0.003)         (0.60)             0.34             10.29      9.80%
1990 (2)            9.98           0.34          (0.34)           --          (0.34)            (0.03)             9.95      3.12%+
FOR THE YEAR ENDED JANUARY 31,
1990 (1)           10.00           0.28          (0.23)       (0.001)         (0.23)            (0.07)             9.98      2.11%+
------------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
------------------------------------
Class A
For the years ended August 31,
1996             $  1.00       $  0.034       $ (0.034)     $     --        $(0.034)           $   --           $  1.00      3.40%
1995                1.00          0.035         (0.035)           --         (0.035)               --              1.00      3.60%
1994 (3)            1.00          0.014         (0.014)           --         (0.014)               --              1.00      2.37%*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Ratio of
                                                 Ratio of         Ratio of        Investment
                                                 Expenses           Net           Income to
                                Ratio of        to Average       Investment        Average
              Net Assets,       Expenses        Net Assets       Income to        Net Assets       Portfolio
             End of Period     to Average     (Excluding Fee      Average       (Excluding Fee     Turnover
                 (000)         Net Assets        Waivers)        Net Assets        Waivers)          Rate
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
------------------------------------
Class A
For the years ended August 31,
1996           $  97,228          0.48%            0.65%            5.15%            4.98%         65.75%
1995             104,094          0.48%            0.72%            5.21%            4.97%         22.62%
1994             125,081          0.47%            0.71%            4.90%            4.66%         25.13%
1993             153,808          0.48%            0.70%            5.15%            4.93%         15.26%
1992             114,461          0.48%            0.72%            5.52%            5.28%         10.54%
1991              83,054          0.50%            0.73%            5.98%            5.75%         19.17%
1990 (2)          64,531          0.60%*           0.80%*           5.88%*           5.68%*        20.35%
FOR THE YEA
1990 (1)          53,042          0.60%*           0.85%*           6.05%*           5.79%*        10.00%
------------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
------------------------------------
Class A
For the years ended August 31,
1996           $  42,971          0.35%            0.49%            3.33%            3.19%             --
1995              26,058          0.35%            0.51%            3.54%            3.38%             --
1994 (3)          18,712          0.35%*           0.65%*           2.37%*           2.07%*            --
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
*      Annualized
+      Return is for the period indicated and has not been annualized.
(1)    The Pennsylvania Municipal Portfolio commenced operations on August 14, 1989.
(2)    In August 1990, the Trustees changed the fiscal year end of the Trust from January 31 to August 31.
(3)    The Pennsylvania Tax Free Portfolio (Class A) commenced operations on January 21, 1994.

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A shares of the Trust's Pennsylvania Municipal Portfolio (the "Fixed Income Portfolio") and Class A, Class B and Class C shares of the Trust's Pennsylvania Tax Free Portfolio (the "Money Market Portfolio"). The Fixed Income Portfolio is a diversified portfolio, and the Money Market Portfolio is a non-diversified portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES

PENNSYLVANIA
MUNICIPAL PORTFOLIO   The Fixed Income Portfolio's investment objective is to
                      provide current income exempt from both federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities within the guidelines presented below.

                             The Fixed Income Portfolio has a fundamental
                      policy, under normal conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Pennsylvania state income tax (state tax-free obligations). Under normal circumstances, the Portfolio will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.


                             The Fixed Income Portfolio may purchase the
                      following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Morgan Grenfell Capital Management, the Portfolio's investment adviser ("Morgan Grenfell"): (i) municipal bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fixed Income Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of Morgan Grenfell, it does not substantially impact the market value of the Portfolio.

                             The Fixed Income Portfolio will maintain a
                      dollar-weighted average portfolio maturity of seven years or less. Each security purchased will have an average maturity of no longer than fifteen years.

PENNSYLVANIA TAX
FREE PORTFOLIO        The Money Market Portfolio's investment objective is a
                      high level of current income, free from federal income tax and, to the extent possible, Pennsylvania personal income taxes, consistent with preservation of capital. The Money
                      Market Portfolio will also attempt to maintain a constant net asset value of $1.00 per share.

                             It is a fundamental policy of the Money Market
                      Portfolio to invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). This Portfolio will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities"). Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Portfolio may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Money Market Portfolio may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments (including repurchase agreements, U.S. Treasury securities and obligations of certain U.S. commercial banks or savings and loan institutions).


                             The Money Market Portfolio may purchase municipal
                      bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, either meet the rating requirements imposed by Rule 2a-7 or, if not rated, are determined to be of comparable quality by Weiss, Peck & Greer L.L.C., this Portfolio's investment adviser. See "General Investment Policies."


                             There can be no assurance that either Portfolio
                      will be able to achieve its investment objective or that the Money Market Portfolio will be able to maintain a constant $1.00 net asset value per share.

GENERAL
INVESTMENT
POLICIES

                      In purchasing obligations, the Money Market Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Money Market Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Money Market Portfolio may invest.

                             Securities rated in the highest rating category
                      (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                             Although the Money Market Portfolio is governed by
                      Rule 2a-7, its investment policies are more restrictive than those imposed by that Rule.

                             Neither Portfolio will invest more than 25% of its
                      assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.


                             There could be economic, business, or political
                      developments which might affect all municipal securities of a similar type. To the extent that a significant portion of a Portfolio's assets are invested in municipal securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective a Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

                             Each Portfolio may invest in variable and floating
                      rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Fixed Income Portfolio may also purchase other types of tax exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fixed Income Portfolio has no present intention to invest in repurchase agreements. Each Portfolio will not invest more than 10% of its net assets in illiquid securities.

                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.


RISK FACTORS


Pennsylvania Risk
Factors Under normal conditions the Fixed Income Portfolio will be fully invested, and the Money Market Portfolio will invest primarily, in obligations which produce interest income exempt from federal income tax and Pennsylvania state income tax. Accordingly, each Portfolio will have considerable investments in Pennsylvania municipal obligations. As a result, each Portfolio will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

                             An investment in either Portfolio will be affected
                      by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Portfolio. See "Special Considerations Relating to Pennsylvania Municipal Securities" in the Statement of Additional Information.

Non-Diversification   Investment in the Money Market Portfolio, a
                      non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of this Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities this Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Money
                      Market Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer;
                      this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS

                      The investment objectives and investment limitations are fundamental policies of the Portfolios. Fundamental policies cannot be changed with respect to the Trust or a Portfolio without the consent of the holders of a majority of the Trust's or that

                      Portfolio's outstanding shares. It is a fundamental policy of the Money Market Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                      Neither Portfolio may:

                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This limitation does not apply to the Money Market Portfolio to the extent permitted by Rule 2a-7.

                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                      3. Borrow money except for temporary or emergency
                         purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.


THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the Fixed Income Portfolio and .36% of the average daily net assets of the Money Market Portfolio. The Manager has voluntarily waived a portion of its fees in order to limit the total operating expenses of the Fixed Income Portfolio to not more than .48% of that Portfolio's average daily net assets on an annualized basis, and of Class A shares of the Money Market Portfolio to not more than .35% of that Portfolio's average daily net assets on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended August 31, 1996, the Fixed Income and Money

                      Market Portfolios paid management fees, after waivers, of .24% and .27%, respectively, of their average daily net assets.


THE ADVISERS


                      Under advisory agreements with the Trust (the "Advisory Agreements"), Morgan Grenfell Capital Management Incorporated and Weiss, Peck & Greer, L.L.C. (the "Advisers" and each of these, an "Adviser") act as the investment advisers for the Fixed Income and Money Market Portfolios, respectively. Under the Advisory Agreements, the Advisers invest the assets of the Portfolios, and continuously review, supervise and administer the Portfolios' investment programs. Each Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



Morgan Grenfell Capital
Management Incorporated
                      Morgan Grenfell Capital Management Incorporated ("Morgan Grenfell") acts as investment adviser to the Fixed Income Portfolio. Morgan Grenfell is a wholly-owned, U.S.-based subsidiary of Morgan Grenfell Asset Management and was organized in 1985. As of September 30, 1996, total assets under management by Morgan Grenfell were approximately $8.6 billion. The principal place of business address of Morgan Grenfell is 885 Third Avenue, 32nd Floor, New York, New York 10022.

                             David W. Baldt, Director and Executive Vice
                      President of Morgan Grenfell, has served as the portfolio manager of the Fixed Income Portfolio since July, 1995, and has been with Morgan Grenfell since 1989.

                             For its services, Morgan Grenfell is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets. For the fiscal year ended August 31, 1996, the Portfolio paid Morgan Grenfell an advisory fee, after waivers, of .20% of its average daily net assets.



Weiss, Peck &
Greer, L.L.C.         Weiss, Peck & Greer, L.L.C. ("WPG") acts as investment
                      adviser for the Money Market Portfolio. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of September 30, 1996, total assets under management were approximately $13 billion. The principal business address of WPG is One New York Plaza, New York, New York 10004.


                             Janet Fiorenza acts as the portfolio manager for
                      the Portfolio. Ms. Fiorenza, a Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1980.


                             For its services, WPG is entitled to a fee, which
                      is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the money market portfolios of the Trust that are advised by WPG up to $500 million; .04% of such assets from $500 million to $1 billion; and .03% of such assets over

                      $1 billion. Such fees are allocated daily among these money market portfolios on the basis of their relative net assets. For the fiscal year ended August 31, 1996, the Portfolio paid WPG an advisory fee, after waivers, of .04% of its average daily net assets.



DISTRIBUTION
AND SHAREHOLDER
SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                             The Portfolios have adopted plans under which
                      firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                             Under the Class A plan, a Portfolio will pay the
                      Distributor a fee at an annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder services. Under the Class B and Class C shareholder service plans, a Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in exchange for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class B and Class C shares will pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% in the case of the Class B shares and up to .25% in the case of the Class C shares). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                             It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the Classes of each Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.

                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.


                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolios. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolios sold by the dealer.



PURCHASE AND
REDEMPTION OF
SHARES


                      Financial institutions may acquire shares of each Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of either Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of each Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to a specified time on any Business Day for the order to be accepted on that Business Day; the specified time is 2:00 p.m., Eastern time for the Money Market Portfolio and the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) for the Fixed Income Portfolio. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed for the Money Market Portfolio and on the next Business Day following the day the order is placed for the Fixed Income Portfolio.

                             Purchases will be made in full or fractional shares
                      of the Fixed Income Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares of the Money Market Portfolio is expected to remain constant at $1.00. The net asset value per share of each Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. The Money Market Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time for the Money Market Portfolio and as of the close of trading on the New York Stock Exchange (presently 4:00 p.m., Eastern time) for the Fixed Income Portfolio.


                             Although the methodology and procedures for
                      determining net asset value per share are identical for all classes of a Portfolio, the net asset value per share of one class of the Fixed Income Portfolio may differ from that of another class because of the different fees charged to each class. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                             The market value of each portfolio security of the
                      Fixed Income Portfolio is obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the most recently quoted bid price on each Business Day.


                             Shareholders who desire to redeem shares of a
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 2:00 p.m., Eastern time for the Money Market Portfolio and 4:00 p.m., Eastern time for Fixed Income Portfolio. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders from the Fixed Income Portfolio will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received. Payment for redemption orders from the Money Market Portfolio received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of an effective redemption order. Financial institutions which redeem shares for the accounts of their customers may impose their own procedures and cut-off times for receipt of redemption requests directed through the financial institution.
                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE

                      From time to time, the Money Market Portfolio may advertise its "current yield" and "effective yield," and the Fixed Income Portfolio may advertise its yield and total return. Each Portfolio may also advertise a "tax equivalent yield." These figures are based on historical earnings and are not intended to indicate future performance.
                             The "current yield" of the Money Market Portfolio
                      refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
                             The yield of the Fixed Income Portfolio refers to
                      the annualized income generated by a hypothetical investment, in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment.
                             The total return of the Fixed Income Portfolio
                      refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.
                             The "tax equivalent yield" is calculated by
                      determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of a Portfolio's yield, assuming certain tax brackets for a shareholder of the Money Market Portfolio.

                             A Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Fixed Income Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fixed Income Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fixed Income Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                             The Fixed Income Portfolio may quote various
                      measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                             The performance of Class A shares will normally be
                      higher than that of Class B or Class C shares because of the additional administrative services expenses charged to Class B or Class C shares.


TAXES

                      The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of each Portfolio     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

Tax Status
of Distributions      Each Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.

                             Any dividends paid out of income realized by a
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of such Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of a Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by a Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of a Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolios may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             Each Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange or redemption of the
                      Portfolios' shares is a taxable transaction to the shareholders.

State Taxes           The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax.
                      These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                             Distributions paid by the Portfolios to
                      shareholders will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Portfolio from its investments in (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision, and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth or the United States. Distributions by the Portfolios to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by a Portfolio which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.


                             Shares of the Portfolios are exempt from
                      Pennsylvania county personal property taxes to the extent that the Portfolios' investments consist of obligations which are themselves exempt from taxation in Pennsylvania.


                             Each Portfolio intends to invest primarily in
                      obligations that produce interest exempt from federal and Pennsylvania taxes. If the Portfolios invest in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Portfolios' distributions will be subject to Pennsylvania personal income tax.

GENERAL
INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt
                      Portfolio, Intermediate-Term Municipal Portfolio, Kansas
                      Tax Free Income Portfolio, and New York Intermediate-Term
                      Municipal Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             The net investment income (exclusive of capital gains) of
                      each Portfolio is distributed in the form of dividends.
                      The Money Market Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. The Money Market Portfolio pays dividends on the first Business Day of each month.
                      The Fixed Income Portfolio declares dividends daily, and shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business
                      Day of the following month. If any net capital gains are realized by either Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian and Wire Agent
                      CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS


                      The following is a description of certain of the permitted investments for the Portfolios, and the associated risk factors:



Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 act.


Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.


U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.

                      Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.



Variable and Floating
Rate Instruments      Certain of the obligations purchased by a Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objectives and Policies..........       4
General Investment Policies.................       6
Risk Factors................................       7
Investment Limitations......................       7
The Manager.................................       8
The Advisers................................       9
Distribution and Shareholder Servicing......      10
Purchase and Redemption of Shares...........      11
Performance.................................      13
Taxes.......................................      14
General Information.........................      17
Description of Permitted Investments and
  Risk Factors..............................      18

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
KANSAS TAX FREE INCOME PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain shareholder servicing expenses and minimum investment amounts. This Prospectus offers Class A and Class B shares of the Trust's Kansas Tax Free Income Portfolio (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)          CLASS
A          CLASS B

--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                                                 .15%                  .15%
12b-1 Fees                                                                                     None                  None
Total Other Expenses                                                                            .06%                  .36%
    Shareholder Servicing Fees (after fee waiver) (2)                                .00% (2)              .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                                                .21%                  .51%
---------------------------------------------------------------------------------------------------------------------



(1) The Adviser has waived, on a voluntary basis, a portion of its fee, and the Management/Advisory fee shown reflect these voluntary waivers. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the Management/Advisory fee would be .45% for both Class A and Class B shares of the Portfolio.


(2) The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee for the Class A shares, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Shareholder Servicing Fees would be .25% for the Class A shares of the Portfolio.


(3) Absent these fee waivers, Total Operating Expenses of the Portfolio would be .76% and .81% for Class A and Class B shares, respectively. Additional information may be found under "The Adviser" and "The Manager."



EXAMPLE

--------------------------------------------------------------------------------


                                                                                            1 yr.    3 yrs.    5 yrs.    10 yrs.
                                                                                            -----    ------    ------    -------
An investor would pay the following expenses on a $1,000 investment assuming (1) a 5%
  annual return and (2) redemption at the end of each time period:
    Class A                                                                                  $ 2      $  7      $ 12       $27
    Class B                                                                                  $ 5      $ 16      $ 29       $64
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class A and Class B shares. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager," "Distribution and Shareholder Servicing" and "The Adviser."



Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS


The following financial highlights have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which appear, along with the report of Arthur Andersen LLP, in the Trust's 1996 Annual Report to Shareholders. Additional performance information is set forth in the 1996 Annual Report to Shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of August 31, 1996, Class B shares of the Kansas Tax Free Portfolio had not commenced operations.


FOR A CLASS A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            Net Realized
                              Investment                                                        and
                   Net        Activities                   Distributions                     Unrealized
                  Asset         -----        -----------------------------------------     Gain (Loss) on         Net
                  Value          Net            Net           Net                           Investments       Asset Value
                Beginning     Investment     Investment     Realized         Total          and Capital           End         Total
                of Period       Income         Income         Gain       Distributions      Transactions       of Period      Return
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
KANSAS TAX FREE INCOME PORTFOLIO
-------------------------------------
FOR THE YEARS ENDED AUGUST 31,
1996             $ 10.63        $ 0.56         $(0.56)       $    --        $ (0.56)           $(0.12)          $ 10.51       4.23%
1995               10.47          0.57          (0.57)            --          (0.57)             0.16             10.63       7.23%
1994               10.91          0.57          (0.57)         (0.02)         (0.59)            (0.42)            10.47       1.41%
1993               10.50          0.58          (0.58)         (0.05)         (0.63)             0.46             10.91      10.38%
1992               10.13          0.60          (0.59)         (0.01)         (0.60)             0.37             10.50       9.78%
1991 (1)           10.00          0.42          (0.37)            --          (0.37)             0.08             10.13       5.12%+
====================================================================================================================================

                                                                                Ratio of
                                                                                  Net
                                                Ratio of        Ratio of       Investment
                                                Expenses          Net          Income to
                                Ratio of       to Average      Investment       Average
              Net Assets        Expenses       Net Assets      Income to       Net Assets      Portfolio
             End of Period     to Average      (Excluding       Average        (Excluding      Turnover
                 (000)         Net Assets     Fee Waivers)     Net Assets     Fee Waivers)       Rate
-----------------------------------------------------------------------------------------------------------
--------------------------------
KANSAS TAX FREE INCOME PORTFOLIO
--------------------------------
FOR THE YEARS ENDED AUGUST 31,
1996            $72,066           0.21%           0.51%           5.31%            5.01%         12.71%
1995             65,834           0.21%           0.51%           5.47%            5.17%         17.60%
1994             62,346           0.21%           0.54%           5.36%            5.03%         10.57%
1993             58,197           0.21%           0.51%           5.56%            5.26%         23.04%
1992             45,609           0.22%           0.52%           5.87%            5.57%         12.69%
1991 (1)         29,242           0.31%*          0.61%*          5.85%*           5.55%*        21.82%
============================================================================================================
*      Annualized.

+      Return is for period indicated and has not been annualized.

(1)    The Kansas Tax Free Income Portfolio (Class A) commenced operations on December 10, 1990.


THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A and Class B shares of the Trust's Kansas Tax Free Income Portfolio (the "Portfolio"). Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES


                      The Portfolio's investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. There can be no assurance that the Portfolio will meet its investment objective.


                             Under normal conditions the Portfolio will invest
                      at least 80% of its net assets in municipal obligations which produce interest that is, in the opinion of bond counsel for the issuer, exempt from federal income tax (collectively, "Municipal Securities"). This investment policy is a fundamental policy of the Portfolio. At least 65% of the Portfolio's total assets will be invested in Municipal Securities which are exempt from Kansas state income taxes. The remainder of the Portfolio may be invested in Municipal Securities of other states. Under normal conditions, the Portfolio will also invest at least 80% of its net assets in securities the income from which is not subject to the federal alternative minimum tax. Although it has no present intention of doing so, the Portfolio may invest up to 20% of its assets in taxable securities for defensive purposes or when sufficient tax exempt securities considered appropriate by INTRUST, N.A., the Portfolio's investment adviser (the "Adviser"), are not available for purchase.


                             The Portfolio will maintain a dollar-weighted
                      average portfolio maturity of seven years to twelve years. However, when the Adviser determines that the market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than seven years.

                             The Portfolio may purchase the following types of
                      municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the
                      Adviser: (i) municipal bonds rated A or better by Standard and Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), and a maximum of 10% of the Portfolio's total assets in municipal bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or V-MIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Municipal notes rated SP-2 by S&P have satisfactory capacity to pay principal and interest;

                      notes rated MIG-2 or VMIG-2 by Moody's are considered to be of high quality. Bonds rated BBB by S&P have an adequate capacity to pay interest and repay principal; bonds rated Baa by Moody's are considered to be medium-grade obligations (i.e., neither highly protected nor poorly secured) and have speculative characteristics.

                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

GENERAL
INVESTMENT
POLICIES

                      The Portfolio may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in standby commitments. The Portfolio may also purchase other types of tax exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements. The Portfolio will not invest more than 10% of its total assets in securities which are considered to be illiquid.

                             The taxable instruments in which the Portfolio may
                      invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; certificates of deposit, bankers acceptances and time deposits of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.



Kansas Risk Factors   Under normal conditions, the Portfolio will be primarily
                      invested in municipal obligations which produce income which is exempt from federal and Kansas state income taxes. Accordingly, the Portfolio will have considerable investments in Kansas municipal obligations, and will be more susceptible to factors which adversely affect issuers of Kansas obligations than a mutual fund which does not have as great a concentration in the municipal obligations of one particular state. Such factors include the financial difficulties of Kansas, its counties, municipalities and school districts, if any. See "Special
                      Considerations Relating to Kansas Municipal Securities" in the Statement of Additional Information.

INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                      The Portfolio may not:
                      1. Purchase securities of any issuer (except the
                         securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.
                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.
                      3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the
                         value of the total assets of the Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.



THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Portfolio. For the fiscal year ended August 31, 1996, the Portfolio paid management fees, after waivers, of .15% of its average daily net assets.


THE ADVISER

                      INTRUST Bank, N.A. in Wichita, formerly First National Bank in Wichita (the "Adviser"), serves as the Portfolio's investment adviser under an advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager, and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                             The Adviser is a majority-owned subsidiary of
                      INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. The Adviser is a national banking association which provides a full range of banking and trust services to clients. As of September 30, 1996, total assets under management were approximately $1.2 billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201.


                             Michael Colgan, Vice President and Trust Investment
                      Officer for the Adviser since 1985, has managed the portfolio of the Kansas Tax Free Income Portfolio since December 1990.


                             The Adviser is entitled to a fee, which is
                      calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of the Portfolio. The Adviser may waive its fee, in its discretion, for competitive purposes. In addition, the Adviser has voluntarily agreed to waive a portion of its fee to limit the total operating expenses to not more than .21% of the average daily net assets for Class A and no more than .51% of the average daily net assets for Class B on an annualized basis. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended August 31, 1996, the Portfolio paid advisory fees, after waivers, of .00% of its relative net assets.



DISTRIBUTION


AND SHAREHOLDER


SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                             The Portfolio has adopted plans under which firms,
                      including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A and B plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.

                             Under the Class A plan, the Portfolio will pay the
                      Distributor a fee at an annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Under the Class B shareholder service plan, the Portfolio will pay shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plan, Class B shares will pay administrative services fees of up to .05% of the average daily net assets of the shares. Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                             It is possible that an institution may offer
                      different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.


                             The Trust may execute brokerage or other agency
                      transactions through the Distributor for which the Distributor may receive compensation.


                             The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolios. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.



PURCHASE AND
REDEMPTION OF

SHARES

                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.


                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Day"). However, money market fund shares cannot be purchased by Federal Reserve wire on federal holidays restricting wire transfers.


                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the date the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.


                             Purchases will be made in full and fractional
                      shares of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on each Business Day. Although the methodology and procedures for determining net asset value per share are identical for each class of the Portfolio, the net asset value per share of one class may differ from that of another class because of the different shareholder servicing fees charged to each class.

                             The market value of each security is obtained by
                      the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures of the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the most recently quoted bid price on each Business Day.

                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE

                      From time to time, the Portfolio may advertise yield, total return and tax equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance.
                             The yield of the Portfolio refers to the annualized
                      income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. The tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.
                             The total return of the Portfolio refers to the
                      average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.
                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                             The Portfolio may quote various measures of
                      volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                             The performance of Class A shares will normally be
                      higher than that of Class B shares because of the additional administrative services expenses charged to Class B shares.


TAXES

                      The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.


Tax Status
of Distributions      The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.


                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.
                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.


State Taxes           The following is a general, abbreviated summary of certain of the provisions of the Kansas tax code presently in effect as they directly govern the taxation of shareholders subject to Kansas personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.
                             Under Kansas law, interest on all obligations
                      issued by the State of Kansas or its political subdivisions after December 31, 1987 is excluded from Kansas adjusted gross income in determining Kansas tax liability, and interest from obligations issued prior to January 1, 1988, is exempt from Kansas income tax only if there is statutory authority exempting the interest from the particular obligations in question. For Kansas income tax purposes, interest on the above-described obligations is exempt for both the Portfolio and its shareholders who are Kansas residents.


GENERAL INFORMATION



The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Intermediate-Term
                      Municipal Portfolio, Tax Free Portfolio, Institutional Tax
                      Free Portfolio, California Tax Exempt Portfolio,
                      Pennsylvania Municipal Portfolio, New York Intermediate-
                      Term Municipal Portfolio, and Pennsylvania Tax Free
                      Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.

Dividends             Substantially all of the net investment income (exclusive
                      of capital gains) of the Portfolio is periodically declared and paid as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

                             The dividends on Class A shares are normally higher
                      than on Class B shares of the Portfolio because of the additional administrative services expenses charged to Class B shares.



Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.



Custodian and Wire Agent
                      CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION

OF PERMITTED
INVESTMENTS
AND RISK FACTORS


                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.



Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage

                      Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objective and Policies...........       4
General Investment Policies.................       5
Investment Limitations......................       6
The Manager.................................       6
The Adviser.................................       6
Distribution and Shareholder Servicing......       7
Purchase and Redemption of Shares...........       8
Performance.................................      10
Taxes.......................................      11
General Information.........................      13
Description of Permitted Investments and
  Risk Factors..............................      14

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST

DECEMBER 31, 1996

--------------------------------------------------------------------------------
NEW YORK INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it on file for future reference.


A Statement of Additional Information dated December 31, 1996 has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's New York Intermediate-Term Municipal Portfolio (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waivers) (1)                                                                   .50%
12b-1 Fees                                                                                                         None
Total Other Expenses (2)                                                                                           .05%
  Shareholder Servicing Fees (after fee waiver) (3)                                                        .00%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (4)                                                                   .55%
---------------------------------------------------------------------------------------------------------------------



(1) The Manager and Adviser have waived, on a voluntary basis, a portion of their fees, and the Management/Advisory fees shown reflect these voluntary waivers. The Manager and Adviser reserve the right to terminate their waivers at any time in their sole discretion. Absent such waiver, the Management/Advisory fees for the Portfolio would be .57%.


(2) "Total Other Expenses" is based on estimated amounts for the current fiscal year. See "The Manager."


(3) The Distributor has waived, on a voluntary basis, all or a portion of its Shareholder servicing fee, and the Shareholder Servicing Fees shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Shareholder Servicing Fees for the Portfolio would be .25%.


(4) Absent these fee waivers. Total Operating Expenses for Class A shares of the Portfolio would be .87%.



EXAMPLE

--------------------------------------------------------------------------------


                                                                                       1 YR.     3 YRS.     5 YRS.     10 YRS.
                                                                                       ------   --------   --------   ---------
An investor in Class A shares of the Portfolio would pay the following expenses on a
  $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of
  each time period:                                                                      $6       $18        $31         $69
---------------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of the table and this example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio's Class A shares. A person who purchases shares through a financial institution may be charged separate fees by that institution. Additional information may be found under "The Manager,"

"Distribution and Shareholder Servicing" and "The Adviser."

THE TRUST


SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's New York Intermediate-Term Municipal Portfolio (the "Portfolio"). Additional information pertaining to the Trust may be obtained by writing to SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVE AND
POLICIES


                      The investment objective of the Portfolio is a high level of current income, exempt from both federal and New York state personal income taxes, consistent with the preservation of principal. There can be no assurance that the Portfolio will achieve its investment objective.


                             It is a fundamental policy of the Portfolio to
                      invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel to the issuers, is exempt from federal income tax (collectively, "Municipal Securities") and is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Portfolio's assets will be invested in municipal obligations the interest on which is exempt from New York state personal income tax. These include municipal obligations issued by the State of New York and its political subdivisions or any agency or instrumentality of either of the foregoing, as well as municipal obligations issued by territories or possessions of the United States.


                             Under normal conditions, the Portfolio may invest,
                      in the aggregate, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than New York or taxable money market instruments (including repurchase agreements, U.S. Treasury securities and instruments of certain U.S. commercial banks or savings and loan institutions).


                             The Portfolio may purchase the following types of
                      municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of comparable quality: (i) municipal bonds rated BBB or better by Standard and Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes and certificates of participation which are rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's.

                             The Portfolio currently contemplates that it will
                      not invest more than 25% of its total assets (at market value at the time of purchase) in municipal securities, the interest on which is paid from revenues of projects with similar characteristics. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

                             In seeking to attain its investment objective, the
                      Portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.


                             Normally, the Portfolio will maintain a
                      dollar-weighted average portfolio maturity of five to ten years; however, under certain circumstances this average weighted maturity may fall below five years. There are no restrictions on the maturity of any single instrument in which the Portfolio may invest. The Portfolio's annual portfolio turnover rate is expected to be less than 100% under normal circumstances. See also "Risk Factors."


GENERAL
INVESTMENT
POLICIES

                      The Portfolio may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                             The taxable money market instruments in which the
                      Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.


                             For a description of the permitted investments and
                      ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

RISK FACTORS



New York Risk Factors The Portfolio's concentration in investments in New York municipal securities involves greater risks than if their investments were more diversified. These risks result from
                      (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities, (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Portfolio's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. Both the State and the City are experiencing significant financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been, and could be further, reduced, and its ability to provide assistance to its public authorities and political subdivisions has been, and could be, further impaired. These may have the effect of impairing the ability of the issuers of New York municipal securities to pay interest on, or repay the principal of, such securities. A more complete description of these risks is contained in the Statement of Additional Information.


Non-Diversification   In addition to the risks, described above, arising from
                      concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter
                      M of the Internal Revenue Code of 1986, as amended (the
                      "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS

                      The investment objective and investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                      The Portfolio may not:
                      1. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.
                      2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the
                         value of the total assets of the Portfolio. All borrowings in excess of 5% of the Portfolio's total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental investment limitations are set forth in the Statement of Additional Information.



THE MANAGER



                      SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent, dividend disbursing agent, and shareholder servicing agent.


                             For these services, the Manager is entitled to a
                      fee, which is calculated daily and paid monthly, at an annual rate of .39% of the average daily net assets of the Portfolio. In addition, the Manager and Adviser have voluntarily agreed to waive a portion of their fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .55% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. Each of the Manager and the Adviser reserves the right, in its sole discretion, to terminate its waiver at any time.


THE ADVISER


                      Weiss, Peck & Greer, L.L.C. serves as the Portfolio's investment adviser under an advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser invests the assets of the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

                             The Adviser is a limited liability company founded
                      as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. At September 30, 1996, total assets under
management were approximately $     billion. The principal business address of
the Adviser is One New York Plaza, New York, NY 10004.


                             S. Blake Miller, CFA, and Nancy J. Neiman act as
                      the portfolio managers for the Portfolio. Mr. Miller, an Associate Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1986. Ms. Neiman, an Associate Principal of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988 and its predecessor since 1985.


                             For its services to the New York Intermediate-Term
                      Municipal Portfolio, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .18% of the combined average daily net assets of the non-money market portfolios of the Trust advised by the Adviser up to $150 million, and .16% of such assets in excess of $150 million. Such fees are allocated daily among these portfolios on the basis of their relative net assets. The Adviser has voluntarily agreed to waive a portion of its fee, as described under "The Manager." As of August 31, 1996, the Portfolio had not commenced operations.



DISTRIBUTION
AND SHAREHOLDER
SERVICING



                      SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI") serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.


                             The Portfolio has adopted a shareholder servicing
                      plan for Class A shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services; maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                             It is possible that an institution may offer
                      different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                             The Trust may also execute brokerage or other
                      agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                             In addition, the Distributor may, from time to time
                      in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from its own resources. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolio. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolio sold by the dealer.



PURCHASE AND
REDEMPTION OF
SHARES


                      Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.
                             Shares of the Portfolio may be purchased or
                      redeemed on days on which the New York Stock Exchange is open for business ("Business Days").

                             Shareholders who desire to purchase shares for cash
                      must place their orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the date the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                             Purchases will be made in full and fractional
                      shares of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liability, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on each Business Day.

                             The market value of each security is obtained by
                      the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures of the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the most recent quoted bid price on each Business Day.

                             Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the close of trading on the New York Stock Exchange (presently 4:00 p.m. Eastern time) on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                             Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.
                             If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.

PERFORMANCE

                      From time to time, the Portfolio may advertise yield, total return and tax equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance.

                             The yield of the Portfolio refers to the annualized
                      income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.
                             The total return of the Portfolio refers to the
                      average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Portfolio may also be quoted as a dollar amount or on an aggregate basis, an actual basis.
                             The tax equivalent yield is calculated by
                      determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                             The Portfolio may periodically compare its
                      performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                             The Portfolio may quote various measures of
                      volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


                      The following summary of federal, state and local income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


Tax Status
of the Portfolio      The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal
                      Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.



Tax Status of
Distributions         The Portfolio intends to distribute substantially all of
                      its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional
                      Information.


                             Any dividends paid out of income realized by the
                      Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                             Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.
                             Interest on indebtedness incurred or continued by a
                      shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                             The Portfolio will report annually to its
                      shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                             Each sale, exchange, or redemption of the
                      Portfolio's shares is a taxable transaction to the shareholder.


State and Local Taxes The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.
                             Exempt-interest dividends paid by the Portfolio
                      that are derived from interest on Municipal Securities issued by New York State and the political subdivisions or any agency or instrumentality thereof or any territory or possession of the United States will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes.
                             Shareholders should consult their tax advisers
                      concerning the state and local tax consequences of investment in the Portfolio, which may differ from the federal income tax consequences described above.


GENERAL INFORMATION



The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt
                      Portfolio, Pennsylvania Municipal Portfolio, Kansas Tax
                      Free Income Portfolio, Intermediate-Term Municipal
                      Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                             The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


Reporting             The Trust issues unaudited financial statements
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.


Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Fund Management, 680 E. Swedesford Road, Wayne, Pennsylvania, 19087.


Dividends             Substantially all of the net investment income (exclusive
                      of capital gains) of the Portfolio is periodically declared and paid as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.
                             Shareholders automatically receive all income
                      dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.

Counsel and Independent
Public Accountants    Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


Custodian
and Wire Agent        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, Pennsylvania 19101, serves as
                      Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:


Money Market Securities
                      Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.



Municipal Securities  Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                             General obligation bonds are backed by the taxing
                      power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                             Municipal notes include general obligation notes,
                      tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.


Repurchase Agreements Repurchase agreements are arrangements by which a
                      Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

Standby Commitments
and Puts Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.



U.S. Government
Obligations           Obligations issued by the U.S. Treasury or issued or
                      guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal
                      Housing Administration and the Small Business
                      Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the
                      Federal Land Banks and the U.S. Post Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National
                      Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality
                      (e.g., Federal National Mortgage Association securities).
                      Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities not to the value of the Fund's shares.


Variable and Floating
Rate Instruments      Certain of the obligations purchased by the Portfolio may
                      carry variable or floating rates of interest and may involve a conditional or unconditional demand feature.
                      Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery transactions involve the
                      purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Annual Operating Expenses...................       2
The Trust...................................       3
Investment Objective and Policies...........       3
General Investment Policies.................       4
Risk Factors................................       5
Investment Limitations......................       5
The Manager.................................       6
The Adviser.................................       6
Distribution and Shareholder Servicing......       7
Purchase and Redemption of Shares...........       8
Performance.................................       9
Taxes.......................................      10
General Information.........................      12
Description of Permitted Investments and
  Risk Factors..............................      14

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEI TAX EXEMPT TRUST


                          MANAGER:
                          SEI FUND MANAGEMENT


                          DISTRIBUTOR:
                          SEI FINANCIAL SERVICES COMPANY

                          INVESTMENT ADVISERS AND SUB-ADVISERS:
                          INTRUST BANK, N.A.
                          MORGAN GRENFELL CAPITAL MANAGEMENT INCORPORATED SEI FINANCIAL MANAGEMENT CORPORATION
                          STANDISH, AYER & WOOD, INC.
                          WEISS, PECK & GREER L.L.C.


This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated December 31, 1996. Prospectuses may be obtained by writing the Trust's distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
DESCRIPTION OF RATINGS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
DESCRIPTION OF PERMITTED INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
THE MANAGER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
THE ADVISERS AND SUB-ADVISER  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
DISTRIBUTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
TRUSTEES AND OFFICERS OF THE TRUST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
5% SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-
FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  S-



December 31, 1996


SEI-F-043-08

THE TRUST


SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. This Statement of Additional Information relates to the following portfolios: Tax Free, Institutional Tax Free, California Tax Exempt, Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free, Kansas Tax Free Income and New York Intermediate-Term Municipal Portfolios (each a "Portfolio," and collectively, the "Portfolios"), and any different classes of the Portfolios. Except for differences between the Class A, Class B, Class C, Class D and Class G shares of any Portfolio pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, voting rights and/or dividends, each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share of that Portfolio.


DESCRIPTION OF PERMITTED INVESTMENTS

ALL PORTFOLIOS


BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.



CERTIFICATES OF DEPOSIT -- Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.



COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entitites. Maturities on these issues vary from one to 270 days.



FIXED INCOME SECURITIES -- Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Portfolio's net asset value.



INVESTMENT COMPANY SHARES - Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this statement of additional information. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio.

MUNICIPAL LEASES -- Each Portfolio may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.


MUNICIPAL NOTES -- Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.



MUNICIPAL BONDS -- Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Portfolio may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Portfolio or its agent will haveactual or constructive possession of the securities held as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Portfolio realizes a loss on the sale of the collateral securities. The Advisers or Sub-Adviser will enter into repurchase agreements on behalf of the Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Portfolios to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Advisers or Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Portfolios, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Portfolios are treated as unsecured creditors.

STANDBY COMMITMENTS-PUT TRANSACTIONS - The Portfolios reserve the right to engage in put transactions. The Advisers and Sub-Adviser have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Portfolios can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolios to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Portfolios would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Portfolio would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.


The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal, Pennsylvania Municipal and Kansas Tax Free Income Portfolios will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.


TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.


WHEN-ISSUED SECURITIES -- These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Portfolios will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.


The Portfolios will establish segregated accounts with the Custodian and will maintain liquid, high grade assets in an amount at least equal in value to the Portfolios' commitments to purchase when-issued securities.



DESCRIPTION OF RATINGS

MUNICIPAL NOTE RATINGS. A Standard & Poor's Corporation ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc. ("Moody's") highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.


Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

INVESTMENT LIMITATIONS

No Portfolio may:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Portfolio has a fundamental policy that to the extent such borrowing exceeds 5% of the value of the Portfolio's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Portfolios, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

2. Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free and Kansas Tax Free Income Portfolios may only purchase securities of money market funds and the New York Intermediate-Term Municipal Portfolio may purchase securities of other investment companies, in either case, as permitted by the 1940 Act and the rules and regulations thereunder.

3. Make loans, except that any Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Portfolio's net assets, except for the Intermediate-Term Municipal and New York Intermediate-Term Municipal Portfolios, for which it cannot exceed 15% of the Portfolio's net assets.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at current value at the time of the incurrence of such loan.

5.   Invest in companies for the purpose of exercising control.

6.   Acquire more than 10% of the voting securities of any one issuer.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Portfolio may invest in municipal securities or other obligations secured by real estate or other interests therein.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.


10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.


12. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations (except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services or determined by the Adviser or Sub-Adviser to be of "high quality") if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.


13. Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by its Prospectus and this Statement of Additional Information.

14. Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Portfolio, the Kansas Tax Free Income Portfolio and the California Tax Exempt Portfolio may not invest in oil, gas or mineral leases.

15. Invest more than 25% of total assets in issues within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Portfolio, Tax Free Portfolio, Institutional Tax Free Portfolio, and Pennsylvania Municipal Portfolio. For the Pennsylvania Municipal Portfolio, this limitation does not apply to the extent stated in its investment objective and policies.

The foregoing percentages will apply at the time of the purchase of a security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval, except that for the Kansas Tax Free Income Portfolio and New York Intermediate-Term Municipal Portfolio and investment limitations 2, 4, 8, 11, 12, 13 and 14 are not fundamental and do not require shareholder approval to be amended. It is a fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Portfolios to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective Prospectuses.

STATE SPECIFIC DISCLOSURE

The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

AMENDMENTS TO THE CALIFORNIA CONSTITUTION AND RELATED STATUTES. Certain of the California Municipal Securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property, and to restrict the ability of taxing entities to increase real property tax revenues. On November 7, 1978, California voters approved Proposition 8, and on June 3, 1986, California voters approved Proposition 46, both of which amended Article XIIIA. Article XIIIA may require further interpretation by both the Legislature and the courts to determine its applicability to specific situations involving the State and local taxing authorities.

OTHER RELEVANT CALIFORNIA LAWS. A wide variety of California laws and regulations may affect, directly or indirectly, the payment of interest on, or the repayment of the principal of, California Municipal Securities in which the Portfolio may invest. The impact of such laws and regulations on particular California Municipal Securities may vary depending upon numerous factors including, among others, the particular type of Municipal Security involved, the public purpose funded by the Municipal Security and the nature and extent of insurance or other security for payment of principal and interest on the Municipal Security. For example, California Municipal Securities which are payable only from the revenues derived from a particular facility may be adversely affected by California laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. California Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a California governmentally created fund, may be adversely affected by California laws or regulations which restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such Municipal Securities.

THE GENERAL FINANCIAL CONDITION OF THE STATE OF CALIFORNIA. Since the start of the 1990-91 Fiscal Year, the State has faced the worst economic, fiscal, and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected.

The recession has seriously affected State tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. The State has been facing a structural imbalance in its budget with the largest programs supported by the General Fund - K-12 schools and community colleges, health and welfare, and corrections - growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State has experienced recurring budget deficits.

ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.

SPECIAL CONSIDERATIONS RELATING TO KANSAS MUNICIPAL SECURITIES

STATE DEBT. The State does not issue general obligation debt but has issued certificates of participation which are subject to annual legislative appropriation. The State has also issued revenue bonds for the Highway and Turnpike systems, for various Regents system higher education facilities and for various state agency projects.

LOCAL GOVERNMENT DEBT. Local government in Kansas consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. These various local governmental units are empowered by statute to issue general obligation and/or revenue supported debt. The degree to which overlapping debt exists will vary considerably across the state and is a factor in evaluating the risk involved in a given bond issue. Debt can be levied by counties, cities or townships, schools and districts (e.g., fire, sewer, rural water, drainage, etc.). The county treasurer is authorized to collect for and remit to the various issuers in the county the tax receipts due.

TAX LAW CHANGES. The State Legislature passed a statute that made all Kansas bond issues dated after December 31, 1987 exempt from Kansas income taxes. Prior to the passage of that statute only certain issues, primarily state and industrial development revenue bonds were exempt from Kansas income tax. This change in the law has made the Kansas municipal bond market more homogenous and deeper rather than segmented by tax status, as was the case previously. The change has increased the number and amount of high quality, rated issues available in the Kansas income tax-exempt market. The Legislature could change the situation by reverting to a narrower base of Kansas income tax-exempt issues, perhaps in response to budgetary constraints. This would make it more difficult for the Kansas Tax Free Income Portfolio to invest in Kansas income tax-exempt issues and would likely decrease the yield on the Portfolio's subsequent purchases.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments. These grants include disbursements for elementary, secondary and higher education, social services, drug abuse control, and mass transportation programs.

STATE DEBT. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long term borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long term debt that may be so authorized and subsequently incurred by the State. The State may undertake short term borrowings without voter approval (i) in the anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State Constitution provides that the State may guarantee the repayment of certain borrowings to carry out designated projects by the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey.

NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State.

SPECIAL CONSIDERATIONS RELATING TO PENNSYLVANIA MUNICIPAL SECURITIES

REVENUES AND EXPENDITURES. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds. Revenues not required to be deposited in another fund are deposited in the General Fund. Pennsylvania's major expenditures include funding for education and public health and human services.

COMMONWEALTH DEBT. Current constitutional provisions permit Pennsylvania to issue the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes which must mature within the fiscal year of issuance. The principal amount issued, when added to that already outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years. The Commonwealth currently has no bond anticipation notes outstanding.

STATE-RELATED OBLIGATIONS. Certain state-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and the debt of such agencies is not an obligation of Pennsylvania although some of the agencies are indirectly dependent on Commonwealth appropriations.

LOCAL GOVERNMENT DEBT. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania. An authority is organized by a municipality acting singly or jointly with another municipality and is governed by a Board appointed by the governing unit of the creating municipality or municipalities. Typically, authorities are established to acquire, own and lease or operate one or more projects and to borrow money and issue revenue bonds to finance them.



THE MANAGER



The Management Agreement provides that SEI Fund Management (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to any

Portfolio without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Portfolio or by the Manager on not less than 30 days' nor more than 60 days' written notice.


The Manager, a Delaware business trust, has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Manager. SEI and its subsidiaries, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Manager and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds; Marquis Funds(R); Monitor Funds; Morgan Grenfell Investment Trust; The Pillar Funds; The PBHG Funds, Inc.; Profit Funds Investment Trust; Rembrandt Funds(R); Santa Barbara Group of Mutual Funds, Inc.; 1784 Funds(R); SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; Stepstone Funds; STI Classic Funds; STI Classic Variable Trust; and Turner Funds.



For the fiscal years ended August 31, 1994, 1995, and 1996 the Portfolios paid management fees, after waivers and/or reimbursements as follows:




============================================================================================
                                    FEES PAID (000)              FEES WAIVED OR REIMBURSED
                                                                           (000)
                             ----------------------------      -----------------------------
        PORTFOLIO              1994        1995      1996        1994       1995        1996
============================================================================================
Tax Free Portfolio           $1,128     $  991     $1,099      $  353    $  207      $  158
--------------------------------------------------------------------------------------------
Institutional Tax Free       $1,569     $1,548     $1,697      $1,482    $1,567      $1,283
Portfolio
--------------------------------------------------------------------------------------------
California Tax Exempt        $  145     $  486     $  581      $  334    $  330      $  305
Portfolio
--------------------------------------------------------------------------------------------
Intermediate-Term            $  357     $  288     $  279      $  177    $  125      $   74
Municipal Portfolio
--------------------------------------------------------------------------------------------
Pennsylvania Municipal       $  338     $  132     $  183      $  224    $  253      $  174
Portfolio
--------------------------------------------------------------------------------------------
Pennsylvania Tax Free        $    6     $   42     $   66      $   27    $   33      $   43
Portfolio
--------------------------------------------------------------------------------------------
Kansas Tax Free Income       $   68     $   91     $  101      $   22    $    3      $    0
Portfolio
--------------------------------------------------------------------------------------------
New York Intermediate-Term       *          *          *           *         *           *
Municipal Portfolio
============================================================================================


*Not in operation during the period.

THE ADVISERS AND SUB-ADVISER



Each Advisory Agreement or Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



The continuance of each Advisory or Sub-Advisory Agreement after the first two
(2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Portfolio or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.



For the fiscal years ended August 31, 1994, 1995 and 1996, the Portfolios paid advisory fees, after waivers and/or reimbursements as follows:




===================================================================================================
                                         FEES PAID (000)           FEES WAIVED OR REIMBURSED (000)
                                -----------------------------      --------------------------------
        PORTFOLIO                1994         1995       1996        1994         1995         1996
===================================================================================================
Tax Free Portfolio              $ 259        $ 129      $ 137       $   0        $   0       $   0
---------------------------------------------------------------------------------------------------
Institutional Tax Free          $ 360        $ 334      $ 325       $   0        $   0       $   0
Portfolio
---------------------------------------------------------------------------------------------------
California Tax Exempt           $  91        $ 137      $ 151       $   0        $   0       $   0
Portfolio
---------------------------------------------------------------------------------------------------
Intermediate-Term Municipal     $ 163        $ 131      $ 254       $  73        $  60       $   0
Portfolio+
---------------------------------------------------------------------------------------------------
Pennsylvania Municipal          $ 233        $ 262      $ 202       $ 161        $   4       $   0
Portfolio
---------------------------------------------------------------------------------------------------
Pennsylvania Tax Free           $   4        $   8      $  12            0       $   0       $   0
Portfolio
---------------------------------------------------------------------------------------------------
Kansas Tax Free Income          $   0        $   0      $   0       $ 180        $ 188       $ 202
Portfolio
---------------------------------------------------------------------------------------------------
New York Intermediate-Term         *            *          *           *            *           *
Municipal Portfolio
===================================================================================================


* Not in operation during the period.


+ Amounts paid for the Portfolio since April 16, 1996 were paid to SFM, who paid Standish, Ayer & Wood out this advisory fee.



DISTRIBUTION AND SHAREHOLDER SERVICING

The Trust has adopted Distribution Plans for Class D and Class G shares of the Portfolios (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees.
The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Portfolio or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.



The Plans provide that the Trust will pay the Distributor a fee on the Class D and Class G shares of the Portfolio. The Distributor may use this fee for:
(i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.



The Portfolios have also adopted shareholder servicing plans for its Class A, Class B, Class C and Class G shares (the "Service Plans"), and Administrative Services Plans for its Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


For the fiscal year ended August 31, 1996, the Portfolios paid the following amounts pursuant to the Distribution Plans:



===========================================================================================================
                                                Amount Paid to
                                                Third Parties                   Prospectus       Costs
                                                by Distributor                  Printing &     Associated
                           Total       Basis    of Distribution-    Sales        Mailing          with
 Portfolio/Class          Amount      Points    Related Services   Expenses       Costs       Registration
-----------------------------------------------------------------------------------------------------------
Tax Free Portfolio         $200,621    .06%         $     0        $149,491      $14,595        $36,535
- Class A**
-----------------------------------------------------------------------------------------------------------
Institutional Tax          $477,463    .06%         $43,099        $328,981      $33,453        $71,930
Free Portfolio -
Class A**
-----------------------------------------------------------------------------------------------------------

===========================================================================================================
                                                Amount Paid to
                                                Third Parties                   Prospectus       Costs
                                                by Distributor                  Printing &     Associated
                           Total       Basis    of Distribution-    Sales        Mailing          with
 Portfolio/Class          Amount      Points    Related Services   Expenses       Costs       Registration
-----------------------------------------------------------------------------------------------------------
Institutional Tax           $66,597    .36%         $56,587          $7,557      $   789         $ 1,664
Free Portfolio -
Class B**
-----------------------------------------------------------------------------------------------------------
California Tax              $25,267    .06%      $        0         $19,087       $1,889         $ 4,291
Exempt Portfolio -
Class A**
-----------------------------------------------------------------------------------------------------------
California Tax                *          *            *                 *            *               *
Exempt Portfolio -
Class B**
-----------------------------------------------------------------------------------------------------------
California Tax                *          *            *                 *            *               *
Exempt Portfolio -
Class C**
-----------------------------------------------------------------------------------------------------------
California Tax           $1,891,757    .56%      $1,701,171        $140,169      $18,726         $31,691
Exempt Portfolio
Class G+
-----------------------------------------------------------------------------------------------------------
Institutional Tax            $4,150    .56%       $       0          $3,105      $   371         $   674
Free Portfolio
Class C**
-----------------------------------------------------------------------------------------------------------
New York                      *          *            *                 *            *               *
Intermediate-Term
Municipal Portfolio
- Class A
-----------------------------------------------------------------------------------------------------------
Pennsylvania                $57,636    .06%      $        0         $43,371       $4,462         $ 9,803
Municipal Portfolio
- Class A**
-----------------------------------------------------------------------------------------------------------
Pennsylvania Tax            $15,084    .05%      $        0         $11,169       $1,274         $ 2,641
Free Portfolio**
-----------------------------------------------------------------------------------------------------------
Intermediate-Term           $50,572    .05%      $        0         $39,775      $    18         $10,779
Municipal Portfolio
- Class A**
-----------------------------------------------------------------------------------------------------------
Kansas Tax Free             $12,015    .02%      $        0        $      0       $5,965          $6,050
Income Portfolio -
Class A**
-----------------------------------------------------------------------------------------------------------
Kansas Tax Free               *          *            *                 *            *               *
Income Portfolio -
Class B**
-----------------------------------------------------------------------------------------------------------

===========================================================================================================
                                                Amount Paid to
                                                Third Parties                   Prospectus       Costs
                                                by Distributor                  Printing &     Associated
                           Total       Basis    of Distribution-    Sales        Mailing          with
 Portfolio/Class          Amount      Points    Related Services   Expenses       Costs       Registration
-----------------------------------------------------------------------------------------------------------
Tax Free Portfolio       $    527      .40%         $   429          $  79        $    5          $   14
- Class D
===========================================================================================================


*    Not in operation during the period.


** As of March 18, 1996, the Distribution Plans for the Trust's Class A, Class B and Class C shares were eliminated.



+    Formerly the Class C shares; converted to Class G shares on March 18,
     1996.


Except to the extent that the Manager or Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution Plans or related agreements.


For the fiscal years ended August 31, 1994, 1995 and 1996, the aggregate sales charges payable to the Distributor with respect to the Class D shares for the Tax Free Portfolio were as follows:




----------------------------------------------------------------------------------------------
                        Aggregate Sales Charge                         Amount Retained
Year                    Payable to Distributor                          By Distributor
----------------------------------------------------------------------------------------------
1994                            $21,795                                    $   508
----------------------------------------------------------------------------------------------
1995                            $38,648                                     $3,468
----------------------------------------------------------------------------------------------
1996                            $17,368                                     $1,614
----------------------------------------------------------------------------------------------



TRUSTEES AND OFFICERS OF THE TRUST



The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Fund Management, 680 East Swedesford Road, Wayne, Pennsylvania 19087. Certain trustees and officers of the Trust also serve as trustees and officers of some or all of the following: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds, Inc.; FMB Funds, Inc.; Insurance Investment Products Trust; Inventor Funds, Inc.; Marquis Funds(R); Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The Pillar Funds; Profit Funds Investment Trust; Rembrandt Funds(R); Santa Barbara Group of Mutual Funds, Inc.; 1784 Funds(R); SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investment Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; Stepstone Funds; STI Classic Funds; STI Classic Variable Trust; and Turner Funds, open-end management investment companies managed by SEI Financial Management Corporation and its affiliates and, with the exception of Profit Funds Investment Trust, Rembrandtsm Funds, and Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) - Chairman of the Board of Trustees* - Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Manager and the Distributor, September, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R),Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI International Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds(R) and Stepstone Funds.



WILLIAM M. DORAN (DOB 5/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP, (law firm), counsel to the Trust, Manager and Distributor, Director and Secretary of SEI and Secretary of the Manager and Distributor. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI International Trust, Insurance Investment Products Trust.



F. WENDELL GOOCH (DOB 12/03/37) - Trustee** - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981; President, H & W Distribution, Inc. since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.



FRANK E. MORRIS (DOB 12/30/23) - Trustee** - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, and SEI International Trust.



JAMES M. STOREY (DOB 04/12/31) - Trustee - Partner of Dechert Price & Rhoads from September 197 - December 1993. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI International Trust, Insurance Investment Products Trust.



GEORGE J. SULLIVAN, JR. (DOB 11/13/42) - Trustee - General Partner, Teto Partners, L.P. since 1991. Chief Financial Officer, Noble Partners, L.P. since1991. Treasurer and Clerk, Peak Asset Management, Inc. since 1991. Trustee, Navigator Securities Lending Trust since 1995. Trustee, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI International Trust.



DAVID G. LEE (DOB 04/16/52) - President, Chief Executive Officer - Senior Vice President of the Distributor since 1993. Vice President of the Manager and Distributor 1991-1993. President, GW Sierra Trust Funds before 1991.



SANDRA K. ORLOW (DOB 10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Manager and Distributor since 1988.



KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel of SEI, the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, theAdministrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President, Assistant Secretary - Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) 1989-1994.



JOSEPH M. LYDON (DOB 09/27/59) - Vice President, Assistant Secretary - Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dreman Value Management, LP, President, Dreman Financial Services, Inc. prior to 1995.



STEPHEN G. MEYER (DOB 7/12/65) - controller, Chief Financial Officer-Vice President and Controller of SEI Corporation since 1994. Director, International Audit and Risk Management, SEI Corporation, 1992-1994. Senior Associate, Coopers and Lybrand, 1990-1992. Internal Audit, Vanguard Group prior to 1992.



TODD CIPPERMAN (DOB 1/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), (1994-1995). Associate, Winston & Strawn (law firm), (1991-1994).



BARBARA A. NUGENT (DOB 6/18/56) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Manager and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993), Assistant Vice President - Operations, Delaware Service Company, Inc. (1988-1992).



MARC H. CAHN (DOB 6/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).



RICHARD W. GRANT (DOB 10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor.



---------------------------



* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



** Messrs. Gooch, Storey, Sullivan and Morris serve as members of the Audit Committee of the Trust.


The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.


Compensation of officers and affiliated Trustees of the Trust is paid by the Manager. For the fiscal year ended August 31, 1996, the Trust paid the following amounts to the Trustees.




==========================================================================================================
                                                   Pension or                          Total Compensation
                               Aggregate           Retirement          Estimated       from Registrant and
                           Compensation From    Benefits Accrued        Annual        Fund Complex Paid to
   Name of Person and        Registrant for      as Part of Fund     Benefits Upon      Directors for FYE
        Position              FYE 8/31/96           Expenses          Retirement             8/31/96
----------------------------------------------------------------------------------------------------------
Richard F. Blanchard,          $  9,200             $    0               $   0        $90,000 for services
Trustee 1/                                                                            on 7 boards
----------------------------------------------------------------------------------------------------------

==========================================================================================================
                                                   Pension or                          Total Compensation
                               Aggregate           Retirement          Estimated       from Registrant and
                           Compensation From    Benefits Accrued        Annual        Fund Complex Paid to
   Name of Person and        Registrant for      as Part of Fund     Benefits Upon      Directors for FYE
        Position              FYE 8/31/96           Expenses          Retirement             8/31/96
----------------------------------------------------------------------------------------------------------
William M. Doran,              $     0               $    0               $   0       $    0
Trustee
----------------------------------------------------------------------------------------------------------
F. Wendell Gooch,              $12,695               $    0               $   0       $90,000 for services
Trustee                                                                               on 7 boards
----------------------------------------------------------------------------------------------------------
Frank E. Morris,               $12,695               $    0               $   0       $90,000 for services
Trustee                                                                               on 7 boards
----------------------------------------------------------------------------------------------------------
Robert A. Nesher,              $     0               $    0               $   0       $    0
Trustee
----------------------------------------------------------------------------------------------------------
James M. Storey 2/,            $12,695               $    0               $   0       $90,000 for services
Trustee                                                                               on 7 boards
----------------------------------------------------------------------------------------------------------
George J. Sullivan,            $ 3,005               $    0               $   0       $22,500 for services
Jr., Trustee 3/                                                                       on 7 boards
==========================================================================================================



1/  Deceased May 7, 1996



2/ Mr. Storey received the stated amounts as compensation for service as an Honorary Trustee for the Trust during the most recent fisal year.



3/  Mr. Sullivan was elected as Trustee to the Trust on July 5, 1996.


PERFORMANCE

From time to time, the Portfolios may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The current yield of the Portfolios that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

The Portfolios compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the
                                                               365/7
following formula:  Effective Yield = {(Base Period Return + 1)     } - 1.  The
current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal, Kansas Tax Free Income and New York Intermediate-Term Portfolios may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Portfolios refers to the annualized income generated by an investment in the Portfolios over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                           6
Yield = 2([(a-b)/(cd) + 1)] - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolios and other factors.

Yields are one basis upon which investors may compare the Portfolios with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


For the 7-day period ended August 31, 1996, the end of the Trust's most recent fiscal year, the money market Portfolios' current effective and tax-equivalent yields were as follows:





==================================================================================================================
                                                                                      7-DAY             7-DAY
                                                                   7-DAY         TAX-EQUIVALENT     TAX-EQUIVALENT
       PORTFOLIO              CLASS          7-DAY YIELD      EFFECTIVE YIELD         YIELD        EFFECTIVE YIELD
------------------------------------------------------------------------------------------------------------------
Tax Free Portfolio        Class A                 3.21%             3.26%            5.35%               5.43%
                          ----------------------------------------------------------------------------------------
                          Class D                 2.87%             2.91%            4.78%               4.85%
------------------------------------------------------------------------------------------------------------------
Institutional Tax Free    Class A                 3.37%             3.43%            5.62%               5.72%
Portfolio                 ----------------------------------------------------------------------------------------
                          Class B                 3.07%             3.12%            5.12%               5.20%
                          ----------------------------------------------------------------------------------------
                          Class C                 2.87%             2.91%            4.78%               4.85%
------------------------------------------------------------------------------------------------------------------
California Tax Exempt     Class A                 3.22%             3.27%            6.44%               6.54%
Portfolio                 ----------------------------------------------------------------------------------------
                          Class B                    *                 *                *                  *
                          ----------------------------------------------------------------------------------------
                          Class C                    *                 *                *                  *
                          ----------------------------------------------------------------------------------------
                          Class G*+               2.72%              2.76%           5.44%               5.52%
------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free     Class A                 3.22%              3.27%           5.60%               5.69%
Portfolio
==================================================================================================================



*    Not in operation during the period


+    Formerly the Class C shares; converted to Class G shares on March 18,
     1996.



For the 30-day period ended August 31, 1996, yields on the Portfolios other than the money market Portfolios were as follows:

==========================================================================================
                                                                              YIELD
                                                                    ----------------------
                                                                    30 DAY      30 DAY TAX
                 PORTFOLIO                          CLASS                       EQUIVALENT
------------------------------------------------------------------------------------------
New York Intermediate-Term Municipal         Class A                     *           *
Portfolio
------------------------------------------------------------------------------------------
Pennsylvania Municipal Portfolio             Class A                   4.96%         8.63%
------------------------------------------------------------------------------------------
Intermediate-Term Municipal Portfolio        Class A                   4.56%         7.60%
------------------------------------------------------------------------------------------
Kansas Tax Free Income Portfolio             Class A                   5.02          9.30%
                                             ---------------------------------------------
                                             Class B                     *           *
------------------------------------------------------------------------------------------


*Not in operation during the period.

From time to time, the Intermediate-Term Municipal, Pennsylvania Municipal, Kansas Tax Free Income and New York Intermediate-Term Municipal Portfolios may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return
                                                               n
will be calculated according to the following formula: P(1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


Based on the foregoing, the average annual total returns for the Portfolios from inception through August 31, 1996 and for the one, five and ten year periods ended August 31, 1996 were as follows:



===========================================================================================================
                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                   ----------------------------------------
                                                                    ONE       FIVE       TEN        SINCE
      PORTFOLIO                         CLASS                      YEAR       YEAR      YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------------
Tax Free Portfolio          Class A(1)                             3.35%      2.93%      3.95%      4.25%
                            -------------------------------------------------------------------------------
                            Class D--Offering Price(10)            2.99%        *         *         3.11%
-----------------------------------------------------------------------------------------------------------
Institutional Tax Free      Class A(1)                             3.52%      3.20%      4.15%      4.36%
Portfolio                   -------------------------------------------------------------------------------
                            Class B(2)                             3.21%      2.89%       *         3.14%
                            -------------------------------------------------------------------------------
                            Class C                                1.90%        *         *         3.00%
-----------------------------------------------------------------------------------------------------------

===========================================================================================================
                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                    ONE       FIVE       TEN        SINCE
        PORTFOLIO                         CLASS                    YEAR       YEAR      YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------------
California Tax Exempt       Class A(3)                            3.41%      3.01%        *        3.46%
Portfolio                   -------------------------------------------------------------------------------
                            Class B(4) (closed 7/12/95)              *          *         *           *
                            -------------------------------------------------------------------------------
                            Class C(5)                               *          *         *           *
                            -------------------------------------------------------------------------------
                            Class G+                              1.84%         *         *        2.83%
-----------------------------------------------------------------------------------------------------------
Pennsylvania Municipal      Class A(6)                            3.96%      5.90%        *        6.32%
Portfolio
-----------------------------------------------------------------------------------------------------------
Pennsylvania Tax Free       Class A(7)                            3.40%         *         *        3.24%
Portfolio
-----------------------------------------------------------------------------------------------------------
Intermediate-Term           Class A(8)                            3.76%      5.78%        *        6.14%
Municipal Portfolio
-----------------------------------------------------------------------------------------------------------
Kansas Tax Free Income      Class A(9)                            4.23%      6.55%        *        6.63%
                            -------------------------------------------------------------------------------
Portfolio                   Class B                                  *          *         *           *
===========================================================================================================




(1)  Commenced operations 2/1/84             (6)   Commenced operations 8/14/89
(2)  Commenced operations 10/15/90           (7)   Commenced operations 1/21/94
(3)  Commenced operations 5/14/90            (8)   Commenced operations 9/5/89
(4)  Commenced operations 1/5/94             (9)   Commenced operations 12/10/90
(5)  Commenced operations 5/11/94            (10)  Commenced operations 11/1/94


*    Not in operation during period.


+    Formerly the Class C shares; converted to Class G shares on March 18,
     1996.


Each Portfolio may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

DETERMINATION OF NET ASSET VALUE


Securities of the Tax Free, Institutional Tax Free, California Tax Exempt and the Pennsylvania Tax Free Portfolios will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

A Portfolio's use of amortized cost valuation and the maintenance of the Portfolio's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less, and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Advisers will determine that an obligation presents minimal credit risk or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In the event a first tier security of the Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio or the Pennsylvania Tax Free Portfolio is downgraded below first tier security status after purchase, or the Adviser of the of any such Portfolio becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Portfolio's Adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Portfolio's Adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Portfolio. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Portfolio's current net asset value per unit calculated using available market quotations from each Portfolio's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.



Securities of the Intermediate-Term Municipal, Pennsylvania Municipal, Kansas Tax Free Income and New York Intermediate-Term Municipal Portfolios are valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


PURCHASE AND REDEMPTION OF SHARES

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Manager, a Portfolio's Adviser, the Distributor and/or the Custodian are not open for business.

In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                          Date                      Date
                                                          Offer                     Offer
Name of Group             Percentage Discount             Starts                    Terminates
-------------             -------------------             ------                    ----------
Countrywide Funding Corp.     100%                      July 27, 1994             September 19, 1994
                               50%                      September 23, 1994        November 22, 1994

Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

Please contact the Distributor at 1-800-437-6016.

SHAREHOLDER SERVICES

Stop-Payment Requests (Money Market Portfolios only): Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.


The following is a description of plans and privileges by which the sales charges imposed on the Class D shares of the Tax Free Portfolio may be reduced.


RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his new investment, together with the current market value of all holdings of that shareholder in the Portfolios reaches a discount level. See "Additional Information About Doing Business With Us" in the Prospectuses for the sales charge on quantity purchases.

LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or a Portfolio which provides for the holding in escrow by the Distributor of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Manager will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.

DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Portfolios may be automatically invested in shares of one of the Portfolios if shares of the Portfolio are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Portfolios and consider the differences in objectives and policies before making any investment.

REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of any of the Portfolios has a one-time right to reinvest the redemption proceeds in shares of the Portfolios at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

EXCHANGE PRIVILEGE: A shareholder may exchange the shares of these Portfolios, for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Portfolio (the "Old Portfolio") to be exchanged and the purchase at net asset value of the shares of the other portfolios (the "New Portfolios") plus in certain cases, as disclosed in each Prospectus, any applicable sales charge. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Portfolio, and thus the purchase of shares of the New Portfolios, may be delayed for up to seven days if the Portfolios determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Portfolios may also communicate a shareholder's Exchange Request to the Portfolios subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

TAXES


FEDERAL INCOME TAX


The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Portfolio as a credit against their federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid individual or non-corporate to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.


Each Portfolio within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Portfolio.

If a Portfolio fails to qualify as a regulated investment company ("RIC") for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Portfolio are expected to qualify for that deduction.


As noted in the Prospectuses for the Portfolios, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.


The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Portfolios and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolios will not be deductible for federal income tax purposes to the extent that the Portfolios distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in
Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the

Portfolios. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.



Issuers of bonds purchased by the Portfolios (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.


STATE TAXES

A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions. Each Portfolio will make periodic reports to shareholders of the source of distributions on a state-by-state basis. Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

PORTFOLIO TRANSACTIONS


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers and Sub-Adviser are responsible for placing orders to execute Portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as a principal except in conformity with the regulations of the SEC.



The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Advisers and Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or Sub-Adviser under the Advisory or Sub-Advisory Agreements, and the expenses of the Advisers and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.



The money market securities in which certain of the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Portfolio's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.


It is expected that certain of the Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolios may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Portfolios' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



The Advisers and Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Advisers or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by an Adviser or Sub-Adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an Adviser or Sub-Adviser the Portfolios, or other accounts managed by the Adviser or Sub-Adviser, will be benefitted by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.



For the fiscal year ended August 31, 1996 the Portfolios paid brokerage fees as follows:



==============================================================================================================================
                                                                                                                    TOTAL
                                                                                                                    BROKERAGE
                                                                    TOTAL $                         % OF TOTAL      COMMISSIONS
                                  TOTAL $ AMOUNT                    AMOUNT OF       TOTAL           BROKERAGE       PAID TO SFS
                   TOTAL $        OF BROKERAGE                      BROKERAGE       BROKERAGE       TRANSACTIONS    IN CONNECTION
                   AMOUNT OF      COMMISSIONS                       EFFECTED        COMMISSIONS     EFFECTED        WITH
                   BROKERAGE      PAID TO          TOTAL $ AMOUNT   THROUGH         PAID TO         THROUGH         REPURCHASE
                   COMMISSIONS    AFFILIATED       OF BROKERED      AFFILIATED      AFFILIATED      AFFILIATED      AGREEMENT
                   PAID           BROKERS          TRANSACTIONS     BROKERS         BROKERS         BROKERS         TRANSACTIONS
                   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
PORTFOLIO          ENDED 8/31/96  ENDED 8/31/96    ENDED 8/31/96    ENDED 8/31/96   ENDED 8/31/96   ENDED 8/31/96   ENDED 8/31/96
------------------------------------------------------------------------------------------------------------------------------
Tax Free               $ 0             $ 0         $1,271,181,915          $ 0         $ 0             $ 0             $ 0
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Institutional Tax      $ 0             $ 0         $2,622,150,531          $ 0         $ 0             $ 0             $ 0
Free Portfolio
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
                                                                                                                 TOTAL
                                                                                                                 BROKERAGE
                                                                    TOTAL $                      % OF TOTAL      COMMISSIONS
                                  TOTAL $ AMOUNT                    AMOUNT OF    TOTAL           BROKERAGE       PAID TO SFS
                   TOTAL $        OF BROKERAGE                      BROKERAGE    BROKERAGE       TRANSACTIONS    IN CONNECTION
                   AMOUNT OF      COMMISSIONS                       EFFECTED     COMMISSIONS     EFFECTED        WITH
                   BROKERAGE      PAID TO          TOTAL $ AMOUNT   THROUGH      PAID TO         THROUGH         REPURCHASE
                   COMMISSIONS    AFFILIATED       OF BROKERED      AFFILIATED   AFFILIATED      AFFILIATED      AGREEMENT
                   PAID IN        BROKERS IN LAST  TRANSACTIONS     BROKERS IN   BROKERS FOR     BROKERS FOR     TRANSACTIONS
PORTFOLIO          LAST YEAR      YEAR             FOR LAST YEAR    LAST YEAR    LAST YEAR       LAST YEAR       FOR LAST YEAR
------------------------------------------------------------------------------------------------------------------------------
California Tax         $  0            $ 0         $922,166,186         $ 0         $ 0             $ 0             $ 0
Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term      $  0            $ 0         $237,804,382         $ 0         $ 0             $ 0             $ 0
Municipal
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania           $  0            $ 0         $238,540,174         $ 0         $ 0             $ 0             $ 0
Municipal
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Kansas Tax Free        $  0            $ 0          $64,476,842         $ 0         $ 0             $ 0             $ 0
Portfolio
------------------------------------------------------------------------------------------------------------------------------
New York                  *              *                    *           *           *               *               *
Intermediate-Term
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax       $  0            $ 0         $174,412,406         $ 0         $ 0             $ 0             $ 0
Free Portfolio
==============================================================================================================================




For the fiscal years ended August 31, 1994 and 1995, the Portfolios paid the following brokerage commissions:




===========================================================================================================
                                           TOTAL $ AMOUNT OF BROKERAGE    TOTAL $ AMOUNT OF BROKERAGE
                                           COMMISSIONS PAID IN            COMMISSIONS PAID TO AFFILIATES IN
PORTFOLIO
                                           1995                   1994         1995                1994
-----------------------------------------------------------------------------------------------------------
Tax Free Portfolio                         $ 0                    $ 0          $ 0                 $ 0
-----------------------------------------------------------------------------------------------------------
Institutional Tax Free Portfolio           $ 0                    $ 0          $ 0                 $ 0
-----------------------------------------------------------------------------------------------------------
California Tax Exempt Portfolio            $ 0                    $ 0          $ 0                 $ 0
-----------------------------------------------------------------------------------------------------------

=============================================================================================================
                                             TOTAL $ AMOUNT OF BROKERAGE    TOTAL $ AMOUNT OF BROKERAGE
                                             COMMISSIONS PAID IN            COMMISSIONS PAID TO AFFILIATES IN
  PORTFOLIO
                                             1995              1994         1995                1994
-------------------------------------------------------------------------------------------------------------
  Intermediate-Term Municipal Portfolio      $ 0               $ 0          $ 0                 $ 0
-------------------------------------------------------------------------------------------------------------
  Pennsylvania Municipal Portfolio           $ 0               $ 0          $ 0                 $ 0
-------------------------------------------------------------------------------------------------------------
  Kansas Tax Free Income Portfolio           $ 0               $ 0          $ 0                 $ 0
-------------------------------------------------------------------------------------------------------------
  New York Intermediate-Term Portfolio         *                 *            *                   *
-------------------------------------------------------------------------------------------------------------
  Pennsylvania Tax Free Portfolio            $ 0               $ 0          $ 0                 $ 0
=============================================================================================================


*Not in operation during the period.

It is expected that the portfolio turnover rate will normally not exceed 100% for any Portfolio. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Portfolio to receive favorable tax treatment.


For each of the fiscal years ending August 31, 1995 and 1996, the portfolio turnover rate for each of the following Portfolios was:





====================================================================================================
                                                                                 TURNOVER RATE
                                                                          --------------------------
                   PORTFOLIO                                              1996                 1995
----------------------------------------------------------------------------------------------------
Pennsylvania Municipal Portfolio                                           66%                  23%
----------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Portfolio                                      41%                  36%
----------------------------------------------------------------------------------------------------
Kansas Tax Free Income Portfolio                                           13%                  18%
----------------------------------------------------------------------------------------------------
New York Intermediate-Term Municipal Portfolio                              *                    *
====================================================================================================


* Not in operation during the period.

DESCRIPTION OF SHARES


The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Portfolio, each of which represents an equal proportionate interest in that Portfolio. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Portfolio, after taking into account the Class D and Class G distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

SHAREHOLDER LIABILITY


The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.


5% SHAREHOLDERS


As of December 6, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


TAX FREE PORTFOLIO


Naidot & Co.                                                14.08%                       53,284,900.00
c/o Bessemer Trust Company
Attn:  Peter Scully
630 Fifth Avenue, 38th Floor
New York, New York  10111-0100

Vose & Co.                                                  18.33%                       69,389,135.31
159 E. Main Street
NY/RO/TO3C
Rochester, New York  14604-1605

Smith & Co.                                                 17.59%                       66,569,005.42
c/o First Security Bank of Utah
Attn:  Rick Parr
P.O. Box 30007
Salt Lake City, Utah  84130

INSTITUTIONAL TAX FREE PORTFOLIO

Bank of America NT & SA                                     7.41%                        82,057,024.66
Attn:  Common Trust Funds, Unit #8329
P.O. Box 3577 Terminal Annex
Los Angeles, California  90051

First American National Bank                                 5.49%                       60,874,451.56
Attn:  Jeff Eubanks
800 First American Center
Nashville, Tennessee  37237-0801

Fifth Third Bank                                             5.03%                       55,761,952.00
Attn:  Jennifer Burrell
38 Fountain Square
Cincinnati, Ohio  45263-0001

Calhoun & Co.                                               13.36%                      148,047,986.92
c/o Comerica Bank
Attn:  Dennis Miriani
P.O. Box 1319, 7th Floor
Detroit, Michigan  48231

River Oaks Trust Company                                    14.96%                      165,706,737.00
Attn:  Trust Operations
Securities Movement & Control
P.O. Box 4886
Houston, Texas  77210-4886

Unit & Co.                                                   7.57%                       83,855,669.89
c/o US National Bank of Oregon
Attn:  Jeanene Wine
P.O. Box 3168
Portland, Oregon  97208

CALIFORNIA TAX EXEMPT PORTFOLIO

The Bank of California NA                                    6.32%                       28,079,566.31
Cash Management Services
475 Samsome Street, 11th Floor
Attn:  Elena Aguba
San Francisco, California  94111

Southwest Securities                                        75.10%                      333,670,816.31
Special Custodial Account for Exclusive
Benefit of Our Customers
Attn:  Cathy Reames

P.O. Box 509002
Dallas, Texas  75250-9002

City  National Bank                                         15.20%                       67,521,249.56
Attn:  Michael Nunnelee
400 N. Roxbury Drive, Suite 700
Beverly Hills, California  90210

INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

Transco & Company                                           10.21%                        1,496,084.61
c/o Intrust Bank, N.A.
Attn:  Pat Wills
P.O. Box 48698
Wichita, Kansas  67201

SEI Trust Company                                           37.65%                        5,518,621.47
Attn:  Jacqueline Esposito
680 E. Swedesford Road
Wayne, Pennsylvania  19087

PENNSYLVANIA MUNICIPAL PORTFOLIO

Sheldon & Co. (Integra)                                     77.53%                        7,050,282.09
c/o National City
Attn:  Trust Mutual Funds
P.O. Box 94777, Loc 5312
Cleveland, Ohio  44101-4777

SEI Trust Company                                            6.78%                          616,189.52
Attn:  Jacqueline Esposito
680 E. Swedesford Road
Wayne, Pennsylvania  19087

Meg and Co.                                                  8.24%                          749,047.35
c/o United States National bank
Attn:  Debbie Moraca
P.O. Box 520
Johnstown, Pennsylvania  15907-0520

PENNSYLVANIA TAX FREE PORTFOLIO

The Farmers Company                                          7.35%                        3,201,900.00
c/o Farmers First Bank - Lititz
Attn:  Wendy Basehoar
P.O. Box 1000
Lititz, Pennsylvania  17543-7000

The Fulton Company                                          89.17%                       38,858,961.20
c/o Fulton Bank Trust Dept.
Attn:  Dennis Patrick
One Penn Square
Lancaster, Pennsylvania  17602-2853

KANSAS TAX FREE PORTFOLIO

Transco & Company                                           99.19%                        6,964,666.79
c/o Intrust Bank, N.A.
Attn:  Pat Wills
P.O. Box 48698
Wichita, Kansas  67201


EXPERTS


The financial statements and the financial highlights included herein have been audited by Arthur Andersen LLP, independent public accountants to the extent and for the periods indicated in their reports and are included herein in reliance upon the authority of said firm as experts in giving said reports.



FINANCIAL STATEMENTS



The Trust's financial statements for the fiscal year ended August 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1996 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C: OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

      (1)       Part A:  Financial Highlights
      (2)       Part B:  Report dated October 11, 1996 of independent public accountants on financial statements as of August 31, 1996 are incorporated by reference to the Statement of Additional Information.


                         Statements of Net Assets
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Financial Highlights
                         Notes to Financial Statements

(b) Additional Exhibits
      (1) Registrant's Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement of Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on March 15, 1982.
      (2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on March 15, 1982.
      (3)       Not Applicable.
      (4)       Not Applicable.
      (5)(a) Management Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (5)(b) Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Post Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (5)(c) Investment Advisory Agreement with Bessemer Trust Company is incorporated herein by reference to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (5)(d) Investment Advisory Agreement with First National Bank in Wichita (now INTRUST Bank, NA in Wichita) is incorporated herein by reference to Post Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 28, 1990.
      (5)(f) Investment Advisory Agreement with Woodbridge Capital Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 35 to Post Effective Amendment No. 35 to Registrant's Registration on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (5)(g) Investment Advisory Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (5)(h) Schedule E dated August 5, 1992 to Management Agreement is incorporated herein by reference to Post Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term Municipal Portfolio).
      (5)(i) Schedule F dated August 5, 1992 to Management Agreement is incorporated herein by reference to Post Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
      (5)(j) Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc. is incorporated herein by reference to Post Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding

                Bainbridge Tax Exempt Portfolio).
      (5)(k) Schedule G, dated October 29, 1993, to Management Agreement (adding Pennsylvania Tax Free Portfolio).
      (5)(l) Schedule H, dated October 29, 1993, to Management Agreement (adding New York Intermediate-Term Municipal Portfolio).
      (5)(m) Schedule I, dated October 29, 1993, to Management Agreement (adding California Intermediate-Term Municipal
                Portfolio).
      (5)(n) Schedule G, dated December 10, 1993, to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc. (adding Intermediate-Term Municipal, California Intermediate-Term Municipal, and New York Intermediate-Term Municipal Portfolios).
      (5)(o) Schedule H, dated March 8, 1994, to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc. (adding Institutional Tax Free, Pennsylvania Tax Free, California Tax Exempt, Bainbridge and Tax Free Portfolios).
      (6) Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (7)       Not Applicable.

      (8) Custodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 Registrant's Registration Statement on Form N-1A (47File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (9)(a) Form of Class A Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.
      (9)(b) Form of Class B Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.
      (9)(c) Form of Class B Administrative Services Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.
      (9)(d) Form of Class C Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.
      (9)(e) Form of Class C Administrative Services Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.
      (9)(f) Form of Class G Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1, 1996.

      (10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (11)      Consent of Independent Public Accountants is filed herewith.

      (12) Audited financial statements as of August 31, 1996, are filed herewith.

      (13)      Not Applicable.
      (14)      Not Applicable.
      (15)(a) Distribution Plan is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (15)(b) Distribution Plan for Kansas Tax Free Income Portfolio Class B is Incorporated herein by reference to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 9, 1990.
      (15)(c) Distribution Plan for ProVantage Funds shares of Tax Free, California Tax Exempt, Intermediate-Term Municipal, Massachusetts Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free, New York Intermediate-Term Municipal and California Intermediate-Term Municipal Portfolios.
      (15)(d) Distribution Plan for Class C shares of California Tax Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to Post Effective Amendment No. 37 to Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission on October 31, 1994.
      (15)(e) Amended and Restated Class D Distribution Plan is filed herewith.
      (15)(f)   Class G Distribution Plan is filed herewith.
      (16) Performance Quotation Computation is incorporated herein by reference to Post Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
      (18)(a) Rule 18f-3 Plan is incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 30, 1995.

      (18)(b) Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is filed herewith.
      (25) Powers of Attorney are incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 30, 1995.
      (27) Financial Data Schedules are incorporated herein by reference to Post-Effective Amendment No. 38, as filed on October 30, 1995.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES:


      As of December 6, 1996:



                                                                  NUMBER OF
 TITLE OF CLASS                                                RECORD HOLDERS
-----------------------------------------------------------------------------
 Units of beneficial interest, without par value
 Tax Free Portfolio, Class A . . . . . . . . . . . . . . .           45
 Tax Free Portfolio, Class D . . . . . . . . . . . . . . .            7
 Institutional Tax Free Portfolio, Class A                           80
 Institutional Tax Free Portfolio, Class B . . . . . . . .            4
 Institutional Tax Free Portfolio, Class C . . . . . . . .            4
 California Tax Exempt Portfolio, Class A  . . . . . . . .           12
 California Tax Exempt Portfolio, Class B  . . . . . . . .           n/a
 California Tax Exempt Portfolio, Class C  . . . . . . . .           n/a
 California Tax Exempt Portfolio, Class G . . . . . . . .             2
 Intermediate-Term Municipal Portfolio, Class A  . . . . .           109
 Pennsylvania Municipal Portfolio, Class A . . . . . . . .           28
 Kansas Tax Free Income Portfolio, Class A . . . . . . . .            4
 Kansas Tax Free Income Portfolio, Class B . . . . . . . .           n/a
 Pennsylvania Tax Free Portfolio, Class A  . . . . . . . .            8
 Pennsylvania Tax Free Portfolio, Class B  . . . . . . . .           n/a
 Pennsylvania Tax Free Portfolio, Class C  . . . . . . . .           n/a
 New York Intermediate-Term Municipal Portfolio, Class A .           n/a


ITEM 27.   INDEMNIFICATION:


      Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

      Other business, profession, vocation, or employment of a substantial nature in which each director or principal office of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

      Weiss, Peck & Greer Advisers, Inc. is a wholly owned subsidiary of Weiss, Peck & Greer, L.L.C. ("WPG"), a limited liability company which engages in investment management, venture capital management and management buyouts for individuals, mutual funds, corporations and other institutional clients. The business address of each officer is One New York Plaza, New York, NY 10004.

NAME AND POSITION WITH ADVISER                                    BUSINESS AND OTHER CONNECTIONS
------------------------------                                    ------------------------------
Stephen H. Weiss  . . . . . . . . . . . .          Senior Managing Principal and Chairman of Executive
Chairman of the Board and Director                 Committee of Weiss, Peck & Greer, L.L.C.; Director of
                                                   London Merchant Securities Services, Inc.; Trustee and
                                                   Chairman of the Board of Trustees of Cornell University

Melville Straus . . . . . . . . . . . . .          Principal and member of Executive Committee, Weiss, Peck &
President and Director                             Greer, L.L.C.; President of Tudor Fund and WPG Growth Fund;
                                                   Chairman of the Board of Governing Trustees of American
                                                   Ballet Theater; Trustee of Independent Curators, Inc.

Roger J. Weiss  . . . . . . . . . . . . .          Senior Managing Principal and Member of Executive
Executive Vice President                           Committee, Weiss, Peck & Greer, L.L.C.; Chairman of WPG
and Director                                       Fund, Tudor Fund, WPG Growth Fund, and Weiss, Peck & Greer
                                                   Funds Trust; Board of Trustees Fellow of Cornell University

Francis H. Powers . . . . . . . . . . . .          Principal, Weiss, Peck & Greer, L.L.C.; Executive Vice
Vice President and Secretary                       President and Treasurer of WPG Fund, Tudor Fund, Growth
                                                   Fund, and Weiss, Peck & Greer Funds Trust; Trustee and
                                                   Treasurer of Staten Island Academy and a member of the
                                                   Board of Trustees and Finance Committee of St. Vincent's
                                                   Hospital, Staten Island

Ronald M. Hoffner . . . . . . . . . . . .          Principal, Chief Financial Officer; Weiss, Peck & Greer,
Treasurer                                          L.L.C.; member of the American Institute of Certified
                                                   Public Accountants.


Standish, Ayer & Wood, Inc.


      The principal address of Standish, Ayer & Wood, Inc. is One Financial Center, Suite 26, Boston, Massachusetts 02111. Standish, Ayer & Wood, Inc. is an investment adviser registered under the Advisers Act.


      The list required by this Item 28 of officers and directors of Standish, Ayer & Wood, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Standish, Ayer & Wood, Inc. to the Advisers Act (SEC File no. 801-584).

Morgan Grenfell Capital Management Incorporated ("MGCM") is a wholly-owned U.S.-based subsidiary of Morgan Grenfell Asset Management ("MGAM"). MGAM is located at 20 Finsbury Circus, London EC2 M1NB, England, and is 100% owned by the Morgan Grenfell Group, PLC, which was acquired by Deutsche Bank AG in 1990. The business address of each officer of MGCM is 885 Third Avenue, 32nd Floor, New York, New York 10022.

     Michael Bullock . . . . . . . . . . . . .          Director, Morgan Grenfell Asset Management; Director,
       Chairman and Director                            Morgan Grenfell Investment Services.

     James Edward Minnick  . . . . . . . . . .          Director, Morgan Grenfell Asset Management; Director,
       Director and President                           Morgan Grenfell Investment Services.

     Robert Edward Kern, Jr. . . . . . . . . .          Director, Morgan Grenfell Asset Management.
       Executive Vice President

     David Westover Baldt  . . . . . . . . . .          Director, Morgan Grenfell Asset Management, Ltd.
       Director and Executive Vice President

     Timothy Charles Vile  . . . . . . . . . .          --
       Portfolio Manager

     Gary William Bartlett . . . . . . . . . .          --
       Portfolio Manager

     Karen Ann Rogers  . . . . . . . . . . . .          --
       Portfolio Manager

     Neil Patrick Jenkins  . . . . . . . . . .          Vice President, Morgan Grenfell Investment Trust
       Director and Portfolio Manager

     Mark Gerard Arthus  . . . . . . . . . . .          --
       Director of Administration

     Gerald Shaw Frey  . . . . . . . . . . . .          --
       Portfolio Manager

     David Alfred Baratta  . . . . . . . . . .          --
       Portfolio Manager

     Audrey Mary Theresa Jones . . . . . . . .          --
       Portfolio Manager

     Thomas John Flaherty  . . . . . . . . . .          --
       Portfolio Manager

     Warren Spencer Davis, III . . . . . . . .
       Portfolio Manager


INTRUST Bank, NA in Wichita is a majority-owned subsidiary of INTRUST Financial Corporation a bank holding company. The business address of each officer is 105 North Main, Box One, Wichita, Kansas 67201.

     C.Q. Chandler . . . . . . . . . . . . . .          Chairman of the Board and Chief Executive Officer, INTRUST
       Chairman of the Board and                        Financial Corporation
       Chief Executive Officer

     William D. Bunten . . . . . . . . . . . .          Vice Chairman of the Board, INTRUST Financial Corporation
       President

     C.Q. Chandler IV  . . . . . . . . . . . .          President, INTRUST Financial Corporation
       Vice Chairman

     J.V. Lentell  . . . . . . . . . . . . . .          not applicable
      Vice Chairman

     C. Robert Buford  . . . . . . . . . . . .          President, Zenith Drilling Corporation
       Director

     Frank L. Carney . . . . . . . . . . . . .          Vice Chairman, TURBOCHEF, INC.
       Director

     F.L. Carson, Jr.  . . . . . . . . . . . .          Chairman of the Board and Chief Executive Officer, Mulvane
       Director                                         State Bank (Mulvane, Kansas)

     Richard Chance  . . . . . . . . . . . . .          President and Chief Executive Chance Industries, Inc.
       Director

     George T. Chandler  . . . . . . . . . . .          Chairman, First National Bank in Pratt (Pratt, Kansas)
       Director

     Jamie B. Coulter  . . . . . . . . . . . .          President, Coulter Enterprises
       Director

     R.L. Darmon . . . . . . . . . . . . . . .          Financial Consultant
       Director

     Charles W. Dieker . . . . . . . . . . . .          Director
       Executive Vice President, Beech
       Aircraft Corp. (Retired)

     W.J. Easton, Jr.  . . . . . . . . . . . .          President, Easton Manufacturing Co., Inc.
       Director

     Martin K. Eby, Jr.  . . . . . . . . . . .          Chairman of the Board, Martin K. Eby Construction Co., Inc.
       Director

     Eric T. Knorr . . . . . . . . . . . . . .          Chairman of the Board and Chief Executive Officer, Dulaney
       Director                                         Johnston and Priest Insurance

     Charles G. Koch . . . . . . . . . . . . .          Chairman, Koch Industries, Inc.
       Director

     Paul A. Seymour, Jr.  . . . . . . . . . .          Business Consultant
       Director

     Donald C. Slawson . . . . . . . . . . . .          President, Slawson Companies
       Director

     John T. Stewart III . . . . . . . . . . .          President and Chief Executive Officer, GBC Precision Corp.
       Director

     Patrick H. Thiessen . . . . . . . . . . .          General Manager, Western Division, Flour Milling Division,
       Director                                         Cargill, Inc. (Retired)



Item 29.  Principal Underwriters:


(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


      Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


      SEI Daily Income Trust                            July 15, 1982
      SEI Liquid Asset Trust                            November 29, 1982
      SEI Tax Exempt Trust                              December 3, 1982
      SEI Index Funds                                   July 10, 1985
      SEI Institutional Managed Trust                   January 22, 1987
      SEI International Trust                           August 30, 1988
      Stepstone Funds                                   January 30, 1991
      The Advisors' Inner Circle Fund                   November 14, 1991
      The Pillar Funds                                  February 28, 1992
      CUFUND                                            May 1, 1992
      STI Classic Funds                                 May 29, 1992
      CoreFunds, Inc.                                   October 30, 1992
      First American Funds, Inc.                        November 1, 1992
      First American Investment Funds, Inc.             November 1, 1992
      The Arbor Fund                                    January 28, 1993
      1784 Funds(R)                                     June 1, 1993
      The PBHG Funds, Inc.                              July 16, 1993
      Marquis Funds(R)                                  August 17, 1993
      Morgan Grenfell Investment Trust                  January 3, 1994
      The Achievement Funds Trust                       December 27, 1994
      Bishop Street Funds                               January 27, 1995

      CrestFunds, Inc.                                  March 1, 1995
      STI Classic Variable Trust                        August 18, 1995
      ARK Funds                                         November 1, 1995
      Monitor Funds                                     January 11, 1996
      FMB Funds, Inc.                                   March 1, 1996
      SEI Asset Allocation Trust                        April 1, 1996
      Turner Funds                                      April 30, 1996
      SEI Institutional Investments Trust               June 14, 1996
      First American Strategy Funds, Inc.               October 1, 1996


      SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.


                          Position and Office                                        Positions and Offices
Name                      with Underwriter                                           with Registrant
----                      ----------------                                           ---------------
Alfred P. West, Jr.       Director, Chairman & Chief Executive Officer                        --
Henry H. Greer            Director, President & Chief Operating Officer                       --
Carmen V. Romeo           Director, Executive Vice President & Treasurer                      --
Gilbert L. Beebower       Executive Vice President                                            --
Richard B. Lieb           Executive Vice President, President-Investment
                            Services Division                                                 --
Leo J. Dolan, Jr.         Senior Vice President                                               --
Carl A. Guarino           Senior Vice President                                               --
Jerome Hickey             Senior Vice President                                               --
Larry Hutchison           Senior Vice President                                               --
Steven Kramer             Senior Vice President                                               --
David G. Lee              Senior Vice President                               President & Chief Executive Officer
William Madden            Senior Vice President                                               --
Jack May                  Senior Vice President                                               --
A. Keith McDowell         Senior Vice President                                               --
Dennis J. McGonigle       Senior Vice President                                               --
Hartland J. McKeown       Senior Vice President                                               --
Barbara J. Moore          Senior Vice President                                               --
James V. Morris           Senior Vice President                                               --
Steven Onofrio            Senior Vice President                                               --
Kevin P. Robins           Senior Vice President, General Counsel &            Vice President & Assistant Secretary
                            Secretary
Robert Wagner             Senior Vice President                                               --
Patrick K. Walsh          Senior Vice President                                               --
Kenneth Zimmer            Senior Vice President                                               --
Robert Aller              Vice President                                                      --
Marc H. Cahn              Vice President & Assistant Secretary                Vice President & Assistant Secretary
Gordon W. Carpenter       Vice President                                                      --
Todd Cipperman            Vice President & Assistant Secretary                Vice President & Assistant Secretary
Robert Crudup             Vice President & Managing Director                                  --
Ed Daly                   Vice President                                                      --
Jeff Drennen              Vice President                                                      --

                          Position and Office                                        Positions and Offices
Name                      with Underwriter                                           with Registrant
----                      ----------------                                           ---------------
Mick Duncan               Vice President and Team Leader                                      --
Vic Galef                 Vice President & Managing Director                                  --
Kathy Heilig              Vice President                                                      --
Michael Kantor            Vice President                                                      --
Samuel King               Vice President                                                      --
Kim Kirk                  Vice President & Managing Director                                  --
Donald H. Korytowski      Vice President                                                      --
John Krzeminski           Vice President & Managing Director                                  --
Robert S. Ludwig          Vice President and Team Leader                                      --
Vicki Malloy              Vice President and Team Leader                                      --
Carolyn McLaurin          Vice President & Managing Director                                  --
W. Kelso Morrill          Vice President                                                      --
Barbara A. Nugent         Vice President & Assistant Secretary                Vice President & Assistant Secretary
Sandra K. Orlow           Vice President & Assistant Secretary                Vice President & Assistant Secretary
Donald Pepin              Vice President & Managing Director                                  --
Larry Pokora              Vice President                                                      --
Kim Rainey                Vice President                                                      --
Paul Sachs                Vice President                                                      --
Mark Samuels              Vice President & Managing Director                                  --
Steve Smith               Vice President                                                      --
Daniel Spaventa           Vice President                                                      --
Kathryn L. Stanton        Vice President & Assistant Secretary                Vice President & Assistant Secretary
Wayne M. Withrow          Vice President & Managing Director                                  --
William Zawaski           Vice President                                                      --
James Dougherty           Director of Brokerage Services                                      --



Item 30.   Location of Accounts and Records:

   Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

   (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
   (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

          CoreStates Bank, N.A.                      First Fidelity Bank, NA
          Broad and Chestnut Street                  New Jersey
          P.O. Box 7618                              765 Broad Street
          Philadelphia, PA  19101                    Newark, NJ 07101

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

                     SEI Financial Management Corporation
                     680 E. Swedesford Road
                     Wayne, PA 19087

   (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

   Weiss, Peck & Greer Advisers, Inc.      Morgan Grenfell Capital Management
   One New York Plaza                      Incorporated
   New York, NY  10004                     885 Third Avenue, 32nd Floor
                                           New York, NY  19102

   INTRUST Bank, NA in Wichita             Standish, Ayer & Wood, Inc.
   105 North Main Street                   One Financial Center, Suite 26
   Box One                                 Boston, MA 02111
   Wichita, KS  67201

Item 31.   Management Services:   None

Item 32.   Undertakings:


   Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months from the later of the effective date of the New York Intermediate-Term Municipal Portfolio or, with respect to such Portfolio's the commencement of operations.


   Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

   Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

   Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

   A copy of the Agreement and Declaration of Trust of SEI Tax Exempt Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 20th day of December, 1996.



                                           SEI TAX EXEMPT TRUST


                                           By:     /s/ David G. Lee
                                               --------------------------------
                                                   David G. Lee, President




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                                              Trustee                                   December   20  , 1996
------------------------------------------                                                                     ------
George J. Sullivan, Jr.

             *                                              Trustee                                   December   20   , 1996
------------------------------------------                                                                     -------
William M. Doran

             *                                              Trustee                                   December   20   , 1996
------------------------------------------                                                                     -------
F. Wendell Gooch

             *                                              Trustee                                   December   20   , 1996
------------------------------------------                                                                     -------
Frank E. Morris

             *                                              Trustee                                   December   20   , 1996
------------------------------------------                                                                     -------
Robert A. Nesher

             *                                              Trustee                                   December   20   , 1996
------------------------------------------                                                                     -------
James M. Storey

  /s/ David G. Lee                         President & Chief Executive                                December   20   , 1996
---------------------------------            Officer                                                           -------
David G. Lee

  /s/ Stephen G. Meyer                     Controller & Assistant                                     December   20   , 1996
-----------------------------                Secretary                                                         -------
Stephen G. Meyer

*By:     /s/  David G. Lee
      --------------------------------------------
          David G. Lee, Attorney-in-Fact

                                                            EXHIBIT INDEX
EXHIBIT
------------------------------------------------------------------------------------------------------------------------------------
EX-99.B1         Registrant's Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement of
                 Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on March 15, 1982.
EX-99.B2         Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File
                 No. 2-76990) filed with the Securities and Exchange Commission on March 15, 1982.
EX-99.B3         Not Applicable.
EX-99.B4         Not Applicable.
EX-99.B5a        Management Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
                 Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange
                 Commission.
EX-99.B5b        Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Post
                 Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B5c        Investment Advisory Agreement with Bessemer Trust Company is incorporated herein by reference to Post Effective
                 Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B5d        Investment Advisory Agreement with First National Bank in Wichita (now INTRUST Bank, NA in Wichita) is incorporated herein by reference to Post Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
                 No. 2-76990) filed with the Securities and Exchange Commission on December 28, 1990.
EX-99.B5f        Investment Advisory Agreement with Woodbridge Capital Management, Inc. is incorporated herein by reference to Post
                 Effective Amendment No. 35 to Post Effective Amendment No. 35 to Registrant's Registration on Form N-1A (File No.
                 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B5g        Investment Advisory Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post
                 Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B5h        Schedule E dated August 5, 1992 to Management Agreement is incorporated herein by reference to Post Effective
                 Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term Municipal Portfolio).
EX-99.B5i        Schedule F dated August 5, 1992 to Management Agreement is incorporated herein by reference to Post Effective
                 Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
EX-99.B5j        Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc. is incorporated herein by reference to Post Effective Amendment No. 32 to Registrant's Registration Statement on
                 Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                 Bainbridge Tax Exempt Portfolio).
EX-99.B5k        Schedule G, dated October 29, 1993, to Management Agreement (adding Pennsylvania Tax Free Portfolio).
EX-99.B5l        Schedule H, dated October 29, 1993, to Management Agreement (adding New York Intermediate-Term Municipal
                 Portfolio).
EX-99.B5m        Schedule I, dated October 29, 1993, to Management Agreement (adding California Intermediate-Term Municipal
                 Portfolio).
EX-99.B5n        Schedule G, dated December 10, 1993, to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc.
                 (adding Intermediate-Term Municipal, California Intermediate-Term Municipal, and New York Intermediate-Term
                 Municipal Portfolios).
EX-99.B5o        Schedule H, dated March 8, 1994, to Investment Advisory Agreement with Weiss, Peck & Greer Advisers, Inc. (adding
                 Institutional Tax Free, Pennsylvania Tax Free, California Tax Exempt, Bainbridge and Tax Free Portfolios).

EX-99.B6         Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
                 Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange
                 Commission.
EX-99.B7         Not Applicable.
EX-99.B8         Custodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 Registrant's Registration
                 Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B9a        Form of Class A Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B9b        Form of Class B Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B9c        Form of Class B Administrative Services Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B9d        Form of Class C Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B9e        Form of Class C Administrative Services Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B9f        Form of Class G Shareholder Service Plan and Agreement is incorporated herein by reference to Post-Effective
                 Amendment #39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed on May 1,
                 1996.
EX-99.B10        Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
                 Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange
                 Commission.
EX-99.B11        Consent of Independent Public Accountants is filed herewith.
EX-99.B12        Financial statements are filed herewith.
EX-99.B13        Not Applicable.
EX-99.B14        Not Applicable.
EX-99.B15a       Distribution Plan is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                 Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission.
EX-99.B15b       Distribution Plan for Kansas Tax Free Income Portfolio Class B is Incorporated herein by reference to Post
                 Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                 Securities and Exchange Commission on October 9, 1990.
EX-99.B15c       Distribution Plan for ProVantage Funds shares of Tax Free, California Tax Exempt, Intermediate-Term Municipal,
                 Massachusetts Intermediate-Term Municipal, Pennsylvania Municipal, Pennsylvania Tax Free, New York
                 Intermediate-Term Municipal and California Intermediate-Term Municipal Portfolios.
EX-99.B15d       Distribution Plan for Class C shares of California Tax Exempt Portfolio and Institutional Tax Free Portfolio is
                 incorporated herein by reference to Post Effective Amendment No. 37 to Form N-1A (File No. 2-76990) as previously filed with the Securities and Exchange Commission on October 31, 1994.
EX-99.B15e       Amended and Restated Class D Distribution Plan is filed herewith.
EX-99.B15f       Class G Distribution Plan is filed herewith.
EX-99.B16        Performance Quotation Computation is incorporated herein by reference to Post Effective Amendment No. 35 to
                 Registrant's Registration Statement on Form N-1A (File No. 2-76990) as previously filed with the Securities and
                 Exchange Commission.
EX-99.B18a       Rule 18f-3 Plan is incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's Registration
                 Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 30, 1995.
EX-99.B18b       Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is filed herewith.
EX-99.B25        Powers of Attorney are incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's
                 Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October
                 30, 1995.
EX-99.B27.1a     Tax Free Portfolio Class A
EX-99.B27.1b     Tax Free Portfolio Class D
EX-99.B27.2a     Institutional Tax Free Portfolio Class A
EX-99.B27.2b     Institutional Tax Free Portfolio Class B
EX-99.B27.2c     Institutional Tax Free Portfolio Class C
EX-99.B27.3a     California Tax Exempt Portfolio Class A
EX-99.B27.3b     California Tax Exempt Portfolio Class G
EX-99.B27.4a     Intermediate Term Municipal Portfolio Class A
EX-99.B27.5      Pennsylvania Municipal Bond Portfolio
EX-99.B27.6      Pennsylvania Tax Free Money Market Portfolio Class A
EX-99.B27.7      Kansas Tax Free Portfolio